     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-36367

                                                                       811-08770

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 44                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT FIVE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

INDIVIDUAL VARIABLE LIFE CONTRACTS - THE REGISTRANT HAS REGISTERED AN INDEFINITE
  AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF
                               1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on                           , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE


MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE OR



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: 1-800-231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully before you purchase your variable life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.



Putnam Hartford Inheritance Manager Variable Life is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:


X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio company: Putnam Variable Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

You should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation

-   federally insured

-   endorsed by any bank or governmental agency

-   available for sale in all states

2

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     4
  Hartford Life Insurance Company                                              4
  Harford Life and Annuity Insurance Company                                   5
ABOUT US                                                                       8
  The Insurance Companies                                                      8
  The Separate Accounts                                                        8
  The Funds                                                                    8
CHARGES AND DEDUCTIONS                                                        11
YOUR POLICY                                                                   13
PREMIUMS                                                                      18
DEATH BENEFITS AND POLICY VALUES                                              21
MAKING WITHDRAWALS FROM YOUR POLICY                                           22
LOANS                                                                         23
LAPSE AND REINSTATEMENT                                                       23
FEDERAL TAX CONSIDERATIONS                                                    24
LEGAL PROCEEDINGS                                                             28
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        29
FINANCIAL STATEMENTS                                                          29
GLOSSARY OF SPECIAL TERMS                                                     30
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK            31
WHERE YOU CAN FIND MORE INFORMATION                                           33
STATEMENT OF ADDITIONAL INFORMATION

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4

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FEE TABLE -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charges     When you fully or partially surrender     Maximum Charge
(1)                   your policy.                              7.5% of the amount surrendered.
Unamortized Tax       Upon surrender or partial surrender of    Maximum Charge
Charge (2)            the policy.                               2.25% of the Account Value.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
     7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
     0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
COST OF INSURANCE     MONTHLY.                                  MINIMUM CHARGE
CHARGES (3)                                                     $0.68 PER $1,000 NET AMOUNT AT RISK FOR A 10-YEAR-OLD FEMALE
                                                                NON-SMOKER IN THE FIRST YEAR
                                                                MAXIMUM CHARGE
                                                                $239.08 PER $1,000 NET AMOUNT AT RISK FOR A 90-YEAR-OLD MALE SMOKER
                                                                IN THE FIRST YEAR
                                                                CHARGE FOR A REPRESENTATIVE INSURED
                                                                $14.26 PER $1,000 NET AMOUNT AT RISK FOR A 62-YEAR-OLD FEMALE
                                                                PREFERRED NON-SMOKER IN THE FIRST YEAR.
MORTALITY AND         MONTHLY.                                  - UNDER OPTION 1: 0.90% (ANNUALIZED) OF SUB-ACCOUNT VALUE IN POLICY
EXPENSE RISK CHARGE                                             YEARS 1-10 AND 0.50% (ANNUALIZED) FOR POLICY YEARS 11 AND BEYOND
                                                                - UNDER OPTION 2: 0.65% (ANNUALIZED) OF SUB-ACCOUNT VALUE IN POLICY
                                                                YEARS 1-10 AND 0.50% (ANNUALIZED) FOR POLICY YEARS 11 AND BEYOND
TAX EXPENSE CHARGE    - UNDER OPTION 1: MONTHLY.                - UNDER OPTION 1: 0.40% (ANNUALIZED) OF ACCOUNT VALUE FOR POLICY
                      - UNDER OPTION 2: RECEIPT OF PREMIUM      YEARS 1-10
                      PAYMENT.                                  - UNDER OPTION 2: 4% OF EACH PREMIUM PAYMENT IN ALL POLICY YEARS
ANNUAL MAINTENANCE    ON POLICY ANNIVERSARY DATE OR UPON        $30.00
FEE                   SURRENDER OF THE POLICY.
ADMINISTRATIVE        MONTHLY.                                  0.40% (ANNUALIZED) OF SUB-ACCOUNT VALUE
CHARGE
LOAN INTEREST RATE    MONTHLY IF YOU HAVE TAKEN A LOAN ON YOUR  6% ANNUALLY
(4)                   POLICY.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.



TRANSACTION FEES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charge (1)  When you fully or partially surrender     Maximum Charge
                      your policy.                              7.5% of the amount surrendered.
Unamortized Tax       Upon surrender or partial surrender of    2.25% of the account value.
Charge (2)            the policy



(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
     7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.



(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. Then Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
     0.00%.



The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



           CHARGE                   WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance             Monthly.                             Minimum Charge
Charges (3)                                                        $0.68 per $1,000 of the net amount at risk for a 10-year-old female non-nicotine in the first year.
                                                                   Maximum Charge
                                                                   $239.08 per $1,000 of the net amount at risk for a 90-year-
                                                                   old male nicotine in the first year.
                                                                   Charge for a representative insured
                                                                   $14.26 per $1,000 of the net amount at risk for a 58-year-old female preferred non-nicotine in the first year.
Mortality and Expense Risk    Monthly.                             Under Option 1:
Charge                                                             0.90% (annualized) of Sub-Account Value in Policy Years 1-10 and 0.50% (annualized) for Policy Years 11 and beyond.
                                                                   Under Option 2:
                                                                   0.65% (annualized) of Sub-Account Value in Policy Years 1-10 and 0.50% (annualized) for Policy Years 11 and beyond.
Tax Expense Charge            Under Option 1: Monthly.             Under Option 1:
                              Under Option 2: Receipt of Premium   0.40% (annualized) of Account Value in Policy Years 1-10.
                              Payment                              Under Option 2:
                                                                   4% of each premium payment in all Policy Years.
Annual Maintenance Fee        On Policy Anniversary Date or upon   $30.00
                              surrender of the policy.
Administrative Charge         Monthly.                             0.40% (annualized) of Sub-Account Value
Loan Interest Rate (4)        Monthly if you have taken a loan on  6% annually
                              your policy.



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at any annual rate of 6%.

6

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                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.55%              1.24%
(these are expenses that are deducted from Fund assets,
including management fees, distribution
and/or service (12b-1) fees, and other expenses)

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                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.




                                                                                ACQUIRED FUND
                                           MANAGEMENT            OTHER            FEES AND
UNDERLYING FUND                                FEE             EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
Putnam VT American Government Income
 Fund -- Class IA                              0.65%              0.19%                N/A
Putnam VT Diversified Income Fund --
 Class IA                                      0.70%              0.15%              0.02%
Putnam VT Global Asset Allocation Fund
 -- Class IA                                   0.70%              0.22%              0.01%
Putnam VT Global Equity Fund -- Class
 IA                                            0.78%              0.17%                N/A
Putnam VT Growth and Income Fund --
 Class IA                                      0.49%              0.06%                N/A
Putnam VT Growth Opportunities Fund --
 Class IA                                      0.70%              0.37%                N/A
Putnam VT Health Sciences Fund --
 Class IA                                      0.70%              0.15%                N/A
Putnam VT High Yield Fund -- Class IA          0.68%              0.12%              0.01%
Putnam VT Income Fund -- Class IA              0.61%              0.12%              0.03%
Putnam VT International Equity Fund --
 Class IA                                      0.74%              0.19%                N/A
Putnam VT International Growth and
 Income Fund -- Class IA                       0.80%              0.23%                N/A
Putnam VT International New
 Opportunities Fund -- Class IA                1.00%              0.24%                N/A
Putnam VT Investors Fund -- Class IA           0.65%              0.12%                N/A
Putnam VT Money Market Fund -- Class
 IA                                            0.45%              0.12%                N/A
Putnam VT New Opportunities Fund --
 Class IA                                      0.62%              0.09%                N/A
Putnam VT New Value Fund -- Class IA           0.68%              0.09%                N/A
Putnam VT OTC & Emerging Growth Fund
 -- Class IA                                   0.70%              0.24%                N/A
Putnam VT Research Fund -- Class IA            0.65%              0.16%                N/A
Putnam VT Small Cap Value Fund --
 Class IA                                      0.76%              0.09%                N/A
Putnam VT The George Putnam Fund of
 Boston -- Class IA                            0.63%              0.11%              0.01%
Putnam VT Utilities Growth and Income
 Fund -- Class IA                              0.70%              0.17%                N/A
Putnam VT Vista Fund -- Class IA               0.65%              0.15%                N/A
Putnam VT Voyager Fund -- Class IA             0.59%              0.07%                N/A

                                                                CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL          FEE WAIVER             ANNUAL
                                            OPERATING         AND/OR EXPENSE          OPERATING
UNDERLYING FUND                             EXPENSES           REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
PUTNAM VARIABLE TRUST
Putnam VT American Government Income
 Fund -- Class IA                              0.84%                 N/A                 0.84%
Putnam VT Diversified Income Fund --
 Class IA                                      0.87%                 N/A                 0.87%
Putnam VT Global Asset Allocation Fund
 -- Class IA                                   0.93%                 N/A                 0.93%
Putnam VT Global Equity Fund -- Class
 IA                                            0.95%                 N/A                 0.95%
Putnam VT Growth and Income Fund --
 Class IA                                      0.55%                 N/A                 0.55%
Putnam VT Growth Opportunities Fund --
 Class IA                                      1.07%                 N/A                 1.07%
Putnam VT Health Sciences Fund --
 Class IA                                      0.85%                 N/A                 0.85%
Putnam VT High Yield Fund -- Class IA          0.81%                 N/A                 0.81%
Putnam VT Income Fund -- Class IA              0.76%                 N/A                 0.76%
Putnam VT International Equity Fund --
 Class IA                                      0.93%                 N/A                 0.93%
Putnam VT International Growth and
 Income Fund -- Class IA                       1.03%                 N/A                 1.03%
Putnam VT International New
 Opportunities Fund -- Class IA                1.24%                 N/A                 1.24%
Putnam VT Investors Fund -- Class IA           0.77%                 N/A                 0.77%
Putnam VT Money Market Fund -- Class
 IA                                            0.57%                 N/A                 0.57%
Putnam VT New Opportunities Fund --
 Class IA                                      0.71%                 N/A                 0.71%
Putnam VT New Value Fund -- Class IA           0.77%                 N/A                 0.77%
Putnam VT OTC & Emerging Growth Fund
 -- Class IA                                   0.94%                 N/A                 0.94%
Putnam VT Research Fund -- Class IA            0.81%                 N/A                 0.81%
Putnam VT Small Cap Value Fund --
 Class IA                                      0.85%                 N/A                 0.85%
Putnam VT The George Putnam Fund of
 Boston -- Class IA                            0.75%                 N/A                 0.75%
Putnam VT Utilities Growth and Income
 Fund -- Class IA                              0.87%                 N/A                 0.87%
Putnam VT Vista Fund -- Class IA               0.80%                 N/A                 0.80%
Putnam VT Voyager Fund -- Class IA             0.66%                 N/A                 0.66%

8

-------------------------------------------------------------------------------

ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE INSURANCE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE -- established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE -- established as a separate account under Connecticut law on August 19, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE FUNDS

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN        High current income with   Putnam Investment Management,
  GOVERNMENT INCOME FUND   preservation of capital    LLC
  -- CLASS IA              as its secondary
                           objective
 PUTNAM VT DIVERSIFIED     As high a level of         Putnam Investment Management,
  INCOME FUND -- CLASS IA  current income as Putnam   LLC
                           Management believes is     Sub-advised by Putnam
                           consistent with            Investments Limited
                           preservation of capital
 PUTNAM VT GLOBAL ASSET    High level of long-term    Putnam Investment Management,
  ALLOCATION FUND --       total return consistent    LLC
  CLASS IA                 with preservation of
                           capital
 PUTNAM VT GLOBAL EQUITY   Capital appreciation       Putnam Investment Management,
  FUND -- CLASS IA                                    LLC
  (Closed to all premium                              Sub-advised by Putnam
  payments and transfers                              Investments Limited
  of account value for
  all policies issued on
  or after May 1, 2006.
  Fund will remain
  available for
  investment for policies
  issued April 30, 2006
  and before.)
 PUTNAM VT GROWTH AND      Capital growth and         Putnam Investment Management,
  INCOME FUND -- CLASS IA  current income             LLC
 PUTNAM VT GROWTH          Capital appreciation       Putnam Investment Management,
  OPPORTUNITIES FUND --                               LLC
  CLASS IA

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 PUTNAM VT HEALTH          Capital appreciation       Putnam Investment Management,
  SCIENCES FUND -- CLASS                              LLC
  IA
 PUTNAM VT HIGH YIELD      High current income.       Putnam Investment Management,
  FUND -- CLASS IA         Capital growth is a        LLC
                           secondary goal when        Sub-advised by Putnam
                           consistent with achieving  Investments Limited
                           high current income
 PUTNAM VT INCOME FUND --  High current income        Putnam Investment Management,
  CLASS IA                 consistent with what       LLC
                           Putnam Management
                           believes to be prudent
                           risk
 PUTNAM VT INTERNATIONAL   Capital appreciation       Putnam Investment Management,
  EQUITY FUND -- CLASS IA                             LLC
                                                      Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Capital growth. Current    Putnam Investment Management,
  GROWTH AND INCOME FUND   income is a secondary      LLC
  -- CLASS IA              objective                  Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Long-term capital          Putnam Investment Management,
  NEW OPPORTUNITIES FUND   appreciation               LLC
  -- CLASS IA
 PUTNAM VT INVESTORS FUND  Long-term growth of        Putnam Investment Management,
  -- CLASS IA              capital and any increased  LLC
                           income that results from
                           this growth
 PUTNAM VT MONEY MARKET    As high a rate of current  Putnam Investment Management,
  FUND -- CLASS IA         income as Putnam           LLC
                           Management believes is
                           consistent with
                           preservation of capital
                           and maintenance of
                           liquidity
 PUTNAM VT NEW             Long-term capital          Putnam Investment Management,
  OPPORTUNITIES FUND --    appreciation               LLC
  CLASS IA
 PUTNAM VT NEW VALUE FUND  Long-term capital          Putnam Investment Management,
  -- CLASS IA              appreciation               LLC
 PUTNAM VT OTC & EMERGING  Capital appreciation       Putnam Investment Management,
  GROWTH FUND -- CLASS IA                             LLC
 PUTNAM VT RESEARCH FUND   Capital appreciation       Putnam Investment Management,
  -- CLASS IA                                         LLC
 PUTNAM VT SMALL CAP       Capital appreciation       Putnam Investment Management,
  VALUE FUND -- CLASS IA                              LLC
 PUTNAM VT THE GEORGE      A balanced investment      Putnam Investment Management,
  PUTNAM FUND OF BOSTON    composed of a well         LLC
  -- CLASS IA              diversified portfolio of
                           stocks and bonds which
                           provide both capital
                           growth and current income
 PUTNAM VT UTILITIES       Capital growth and         Putnam Investment Management,
  GROWTH AND INCOME FUND   current income             LLC
  -- CLASS IA                                         Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT VISTA FUND --   Capital appreciation       Putnam Investment Management,
  CLASS IA                                            LLC
 PUTNAM VT VOYAGER FUND    Capital appreciation       Putnam Investment Management,
  -- CLASS IA                                         LLC


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

10

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VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the
Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

11

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CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- Asset-Based Charges -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies

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and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

-   Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The cost of the capitalization of certain policy acquisition expenses under Section 848 of the Internal Revenue Code.

- During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

     POLICY YEAR        RATE
------------------------------
          1              2.25%
          2              2.00%
          3              1.75%
          4              1.50%
          5              1.25%
          6              1.00%
          7              0.75%
          8              0.50%
          9              0.25%
         10+             0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- Fronted Charges -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

-   Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

-   The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value

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minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2 and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:



Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:



Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the

14

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date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.


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For example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.


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UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



CHANGES TO POLICY OR SEPARATE ACCOUNT



SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.


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OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Securities Distribution Company, Inc., ("HSD"), under which HSD serves as principal underwriter for the policies which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HSD for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. The maximum commission we pay is 6.50% of premium in the first Policy Year up to the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



       - ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


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
ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with

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                                                                          19

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your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



- If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



- If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.

20

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You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.



If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us in good order before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

-   the New York Stock Exchange is closed;

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-   trading on the New York Stock Exchange is restricted by the SEC;

-   the SEC permits and orders postponement; or

-   the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

-   the Face Amount; or

-   the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                                              A           B
--------------------------------------------------------------------------------
Face Amount                                                 $100,000    $100,000
Insured's Age                                                     40          40
Account Value on Date of Death                               $46,500     $34,000
Specified Percentage                                            250%        250%

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we may will establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.


The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the

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death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.Making Withdrawals From Your Policy.


MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you

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withdraw from the Interest Income settlement option, the Payments for a
Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00. In Tennessee, there is no minimum.


The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.


If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61-days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."



PREFERRED LOANS -- If the cash value exceeds the total of all premiums paid, the amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."


LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

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The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

-   the Cash Value at the time of termination; plus

-   Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

-   the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including


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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it


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would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, except increases in a Policy Owner's Account Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that satisfies the definition of life insurance in Section 7702 and either: (i) fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior


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to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE; NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) of the Code provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements) are satisfied and an exception under section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts. If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In


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addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is


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possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-299

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30

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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.



HARTFORD, WE OR US: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

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APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Glossary of Special Terms section of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the policy. In the case of a Policy Owner who purchases the policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Accumulation Feature, Account Value is the current value of the Fixed Accumulation Feature plus the value of the Loan Account under the policy.

The following definition is added:

FIXED ACCUMULATION FEATURE -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Accumulation Feature for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCUMULATION FEATURE

THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Accumulation Feature." New York Policy Owners may transfer no less than the entire Account Value to the Fixed Accumulation Feature. Account Value transferred to the Fixed Accumulation Feature becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Accumulation Feature under the policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Accumulation Feature interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Accumulation Feature.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCUMULATION FEATURE

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Accumulation Feature under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCUMULATION FEATURE MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCUMULATION FEATURE, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Accumulation Feature, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Accumulation Feature on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Accumulation Feature on the date of transfer

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32

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equals the entire Account Value; plus the value of the Loan Account; minus the
Monthly Deduction Amount applicable to the Fixed Accumulation Feature and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Accumulation Feature; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Accumulation Feature equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS

State law allows us to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Accumulation Feature for up to six months from the date of request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Accumulation Feature Minimum Credited Interest Rate.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08772

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Un-derwriter has been: 2006: $1,116; 2005: $0; and 2004: $24.


The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD        HARTFORD
                                  HARTFORD     TOTAL RETURN      CAPITAL
                                  ADVISERS         BOND        APPRECIATION
                                  HLS FUND       HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  3,015,420        982,746       2,100,395
                                =============  =============  ==============
  Cost                            $72,209,162    $10,598,031     $96,793,131
                                =============  =============  ==============
  Market Value                    $68,144,033    $11,044,039    $112,347,960
 Due from Hartford Life and
  Annuity Insurance Company                --             --              --
 Receivable from fund shares
  sold                                    249             --             361
 Other assets                              --             --              --
                                -------------  -------------  --------------
 Total Assets                      68,144,282     11,044,039     112,348,321
                                -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               249             --             361
 Payable for fund shares
  purchased                                --             --              --
 Other liabilities                         34              8           1,313
                                -------------  -------------  --------------
 Total Liabilities                        283              8           1,674
                                -------------  -------------  --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $68,143,999    $11,044,031    $112,346,647
                                =============  =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                HARTFORD                HARTFORD
                               DIVIDEND AND           GLOBAL                  GLOBAL                  GLOBAL
                                  GROWTH             ADVISERS                 HEALTH                 LEADERS
                                 HLS FUND            HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 2,181,639            427,904                 138,452                 287,709
                               =============       ============            ============            ============
  Cost                           $38,648,875         $5,024,170              $1,889,504              $5,169,044
                               =============       ============            ============            ============
  Market Value                   $49,722,809         $5,439,806              $2,331,557              $5,780,279
 Due from Hartford Life and
  Annuity Insurance Company               --                 --                      --                      80
 Receivable from fund shares
  sold                                   300                244                      --                      --
 Other assets                             --                 --                      13                       1
                               -------------       ------------            ------------            ------------
 Total Assets                     49,723,109          5,440,050               2,331,570               5,780,360
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              300                244                      --                      --
 Payable for fund shares
  purchased                               --                 --                      --                      80
 Other liabilities                     1,326                  1                      --                      --
                               -------------       ------------            ------------            ------------
 Total Liabilities                     1,626                245                      --                      80
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $49,721,483         $5,439,805              $2,331,570              $5,780,280
                               =============       ============            ============            ============

                                      HARTFORD                HARTFORD
                                       GLOBAL               DISCIPLINED               HARTFORD
                                     TECHNOLOGY                EQUITY                HIGH YIELD
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       125,700                 297,281                 311,172
                                    ============            ============            ============
  Cost                                $1,003,522              $3,914,121              $2,866,520
                                    ============            ============            ============
  Market Value                          $759,961              $4,186,862              $2,908,706
 Due from Hartford Life and
  Annuity Insurance Company                   81                      80                      --
 Receivable from fund shares
  sold                                        --                      --                      --
 Other assets                                  5                       6                      16
                                    ------------            ------------            ------------
 Total Assets                            760,047               4,186,948               2,908,722
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Payable for fund shares
  purchased                                   81                      80                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            81                      80                      --
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $759,966              $4,186,868              $2,908,722
                                    ============            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD
                                  HARTFORD     INTERNATIONAL    HARTFORD
                                    INDEX      OPPORTUNITIES     MIDCAP
                                  HLS FUND       HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    398,373      1,193,027        753,513
                                =============  =============  =============
  Cost                             $9,453,953    $16,342,869    $16,582,656
                                =============  =============  =============
  Market Value                    $12,893,056    $18,157,602    $20,338,056
 Due from Hartford Life and
  Annuity Insurance Company                74             80             80
 Receivable from fund shares
  sold                                     --             --             --
 Other assets                             404            286             --
                                -------------  -------------  -------------
 Total Assets                      12,893,534     18,157,968     20,338,136
                                -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --             --
 Payable for fund shares
  purchased                                74             80             80
 Other liabilities                         --             --          1,778
                                -------------  -------------  -------------
 Total Liabilities                         74             80          1,858
                                -------------  -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $12,893,460    $18,157,888    $20,336,278
                                =============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                HARTFORD
                                   MONEY             MORTGAGE                 SMALL             HARTFORD
                                  MARKET            SECURITIES               COMPANY              STOCK
                                 HLS FUND            HLS FUND                HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                10,581,819            332,315                 499,687             939,115
                               =============       ============            ============       =============
  Cost                           $10,581,819         $3,719,893              $8,346,722         $43,391,643
                               =============       ============            ============       =============
  Market Value                   $10,581,819         $3,594,192              $9,527,463         $49,372,322
 Due from Hartford Life and
  Annuity Insurance Company               --                 --                      80                  --
 Receivable from fund shares
  sold                                    --                  9                      --                 220
 Other assets                          1,361                 --                      --                 219
                               -------------       ------------            ------------       -------------
 Total Assets                     10,583,180          3,594,201               9,527,543          49,372,761
                               -------------       ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  9                      --                 220
 Payable for fund shares
  purchased                               --                 --                      80                  --
 Other liabilities                        --                  8                      24                  --
                               -------------       ------------            ------------       -------------
 Total Liabilities                        --                 17                     104                 220
                               -------------       ------------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $10,583,180         $3,594,184              $9,527,439         $49,372,541
                               =============       ============            ============       =============


                                    CORE PLUS             EMERGING              EMERGING
                                   FIXED INCOME         MARKETS DEBT         MARKETS EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      16,217                6,319                12,144
                                    ==========            =========            ==========
  Cost                                $184,179              $46,647              $127,208
                                    ==========            =========            ==========
  Market Value                        $184,875              $56,365              $237,288
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --                    --
 Receivable from fund shares
  sold                                      --                   --                    --
 Other assets                               --                   --                    --
                                    ----------            ---------            ----------
 Total Assets                          184,875               56,365               237,288
                                    ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                   --                    --
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                    ----------            ---------            ----------
 Total Liabilities                          --                   --                    --
                                    ----------            ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $184,875              $56,365              $237,288
                                    ==========            =========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         U.S. MID CAP
                                    HIGH YIELD              VALUE               FOCUS GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,911                15,479                  77,092
                                     =========            ==========            ============
  Cost                                 $75,208              $244,903              $1,733,274
                                     =========            ==========            ============
  Market Value                         $53,040              $305,563              $1,329,839
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Receivable from fund shares
  sold                                      --                    --                      --
 Other assets                               --                     1                       2
                                     ---------            ----------            ------------
 Total Assets                           53,040               305,564               1,329,841
                                     ---------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                     ---------            ----------            ------------
 Total Liabilities                          --                    --                      --
                                     ---------            ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $53,040              $305,564              $1,329,841
                                     =========            ==========            ============

(a)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BALANCED              CAPITAL              DEVELOPING             FLEXIBLE
                                      GROWTH            OPPORTUNITIES             GROWTH                INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      13,216                16,962                 7,180                90,313
                                    ==========            ==========            ==========            ==========
  Cost                                $196,582              $192,952              $146,170              $835,101
                                    ==========            ==========            ==========            ==========
  Market Value                        $232,197              $214,236              $188,753              $658,381
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --                    --
 Receivable from fund shares
  sold                                      --                    --                    --                    --
 Other assets                               --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                          232,197               214,236               188,753               658,381
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --                    --                    --
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $232,197              $214,236              $188,753              $658,381
                                    ==========            ==========            ==========            ==========

                                      DIVIDEND
                                       GROWTH             GLOBAL EQUITY             GROWTH
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       109,383                35,938                10,031
                                    ============            ==========            ==========
  Cost                                $2,160,336              $463,254              $179,112
                                    ============            ==========            ==========
  Market Value                        $1,978,731              $674,553              $182,570
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                    --
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                  2                     1                     1
                                    ------------            ----------            ----------
 Total Assets                          1,978,733               674,554               182,571
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                    --                    --
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                            --                    --                    --
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,978,733              $674,554              $182,571
                                    ============            ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              EQUALLY WEIGHTED
                                                                                  S&P 500
                                    MONEY MARKET           UTILITIES             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      518,890                12,827                22,768
                                     ==========            ==========            ==========
  Cost                                 $518,890              $229,633              $425,709
                                     ==========            ==========            ==========
  Market Value                         $518,890              $324,384              $632,039
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                    --
 Receivable from fund shares
  sold                                       --                    --                    --
 Other assets                                --                    --                     1
                                     ----------            ----------            ----------
 Total Assets                           518,890               324,384               632,040
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                    --                    --
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                            6                    --                    --
                                     ----------            ----------            ----------
 Total Liabilities                            6                    --                    --
                                     ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $518,884              $324,384              $632,040
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           PUTNAM
                                          AMERICAN                PUTNAM                  PUTNAM
                                         GOVERNMENT            DIVERSIFIED             GLOBAL ASSET            PUTNAM
                                           INCOME                 INCOME                ALLOCATION          GLOBAL EQUITY
                                        SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           28,995                 313,486                 291,064                 411,356
                                         ==========            ============            ============            ============
  Cost                                     $339,428              $3,299,123              $4,897,773              $6,774,849
                                         ==========            ============            ============            ============
  Market Value                             $329,966              $2,786,889              $4,802,562              $5,627,345
 Due from Hartford Life and
  Annuity Insurance Company                      --                      --                      --                      --
 Receivable from fund shares
  sold                                           --                      --                      --                      --
 Other assets                                    --                       4                      --                       1
                                         ----------            ------------            ------------            ------------
 Total Assets                               329,966               2,786,893               4,802,562               5,627,346
                                         ----------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                      --                      --                      --
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                               --                      --                      19                      --
                                         ----------            ------------            ------------            ------------
 Total Liabilities                               --                      --                      19                      --
                                         ----------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $329,966              $2,786,893              $4,802,543              $5,627,346
                                         ==========            ============            ============            ============


                                       PUTNAM             PUTNAM                PUTNAM
                               PUTNAM  GROWTH             GROWTH                HEALTH
                               GLOBAL EQUITY ME       OPPORTUNITIES            SCIENCES
                               SUB-ACCOUNT COUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        898,962           36,138                49,240
                                    =============       ==========            ==========
  Cost                                $21,235,599         $231,565              $493,806
                                    =============       ==========            ==========
  Market Value                        $26,555,334         $191,171              $674,099
 Due from Hartford Life and
  Annuity Insurance Company                    --               --                    --
 Receivable from fund shares
  sold                                         --               --                    --
 Other assets                                  95               --                     1
                                    -------------       ----------            ----------
 Total Assets                          26,555,429          191,171               674,100
                                    -------------       ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               --                    --
 Payable for fund shares
  purchased                                    --               --                    --
 Other liabilities                             --               --                    --
                                    -------------       ----------            ----------
 Total Liabilities                             --               --                    --
                                    -------------       ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $26,555,429         $191,171              $674,100
                                    =============       ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                        PUTNAM
                                                                                    INTERNATIONAL
                                        PUTNAM                  PUTNAM                GROWTH AND
                                      HIGH YIELD                INCOME                  INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        337,087                 220,154                 113,548
                                     ============            ============            ============
  Cost                                 $4,268,900              $2,844,609              $1,466,131
                                     ============            ============            ============
  Market Value                         $2,639,390              $2,795,950              $2,193,742
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                   8                      --                       3
                                     ------------            ------------            ------------
 Total Assets                           2,639,398               2,795,950               2,193,745
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                       1                      --
                                     ------------            ------------            ------------
 Total Liabilities                             --                       1                      --
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $2,639,398              $2,795,949              $2,193,745
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM                  PUTNAM
                                INTERNATIONAL           INTERNATIONAL               PUTNAM                  PUTNAM
                                    EQUITY            NEW OPPORTUNITIES           INVESTORS              MONEY MARKET
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     95,945                  68,609                 191,993               2,443,984
                                 ============            ============            ============            ============
  Cost                             $1,473,389                $831,212              $2,401,739              $2,443,984
                                 ============            ============            ============            ============
  Market Value                     $1,993,739              $1,258,287              $2,355,754              $2,443,984
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                      --                      --
 Receivable from fund
  shares sold                              --                      --                      --                      --
 Other assets                               2                      --                       5                     350
                                 ------------            ------------            ------------            ------------
 Total Assets                       1,993,741               1,258,287               2,355,759               2,444,334
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                      --                      --                      --
 Payable for fund shares
  purchased                                --                      --                      --                      --
 Other liabilities                         --                      36                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                         --                      36                      --                      --
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $1,993,741              $1,258,251              $2,355,759              $2,444,334
                                 ============            ============            ============            ============

                                                                                   PUTNAM
                                    PUTNAM                  PUTNAM             OTC & EMERGING
                              NEW OPPORTUNITIES           NEW VALUE                GROWTH
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    382,067                 183,089                33,998
                                 ============            ============            ==========
  Cost                             $6,348,764              $2,308,425              $634,306
                                 ============            ============            ==========
  Market Value                     $7,778,889              $3,381,662              $250,903
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                    --
 Receivable from fund
  shares sold                              --                      --                    --
 Other assets                              89                      --                     1
                                 ------------            ------------            ----------
 Total Assets                       7,778,978               3,381,662               250,904
                                 ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                      --                    --
 Payable for fund shares
  purchased                                --                      --                    --
 Other liabilities                         --                      44                    --
                                 ------------            ------------            ----------
 Total Liabilities                         --                      44                    --
                                 ------------            ------------            ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $7,778,978              $3,381,618              $250,904
                                 ============            ============            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                              PUTNAM
                                       PUTNAM               SMALL CAP
                                      RESEARCH                VALUE
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       46,770                  55,411
                                     ==========            ============
  Cost                                 $635,249                $893,207
                                     ==========            ============
  Market Value                         $616,890              $1,357,003
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                 1                       1
                                     ----------            ------------
 Total Assets                           616,891               1,357,004
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                      --
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           --                      --
                                     ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $616,891              $1,357,004
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM
                                     THE GEORGE                 PUTNAM
                                       PUTNAM                  UTILITIES
                                       FUND OF                GROWTH AND                 PUTNAM
                                       BOSTON                   INCOME                    VISTA
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        241,371                  114,852                   78,381
                                    =============            =============            =============
  Cost                                 $2,517,034               $1,552,059               $1,139,054
                                    =============            =============            =============
  Market Value                         $3,009,902               $2,047,812               $1,172,586
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                         --                       --                   37,138
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                           3,009,902                2,047,812                1,209,724
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                   37,138
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       54                        2
                                    -------------            -------------            -------------
 Total Liabilities                             --                       54                   37,140
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,009,902               $2,047,758               $1,172,584
                                    =============            =============            =============


                                   PUTNAM                                  GROWTH AND
                                  VOYAGER           ENTERPRISE               INCOME
                                SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    325,830             4,622                 36,304
                               ==============       ===========            ===========
  Cost                            $10,277,270          $102,852               $672,840
                               ==============       ===========            ===========
  Market Value                     $9,856,370           $71,958               $798,681
 Due from Hartford Life and
  Annuity Insurance Company                --                --                     --
 Receivable from fund shares
  sold                                     --                --                     --
 Other assets                              84                --                      3
                               --------------       -----------            -----------
 Total Assets                       9,856,454            71,958                798,684
                               --------------       -----------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                --                     --
 Payable for fund shares
  purchased                                --                --                     --
 Other liabilities                         --                --                     --
                               --------------       -----------            -----------
 Total Liabilities                         --                --                     --
                               --------------       -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $9,856,454           $71,958               $798,684
                               ==============       ===========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY     UNIT FAIR       CONTRACT
                                      PARTICIPANTS     VALUE#       LIABILITY
--------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund              22,426,670     $3.038525     $68,143,999
Hartford Total Return Bond HLS Fund      4,704,653      2.347470      11,044,031
Hartford Capital Appreciation HLS
 Fund                                   19,058,450      5.894847     112,346,647
Hartford Dividend and Growth HLS
 Fund                                   11,110,780      4.475067      49,721,483
Hartford Global Advisers HLS Fund        2,307,277      2.357673       5,439,805
Hartford Global Health HLS Fund            995,499      2.342113       2,331,570
Hartford Global Leaders HLS Fund         2,468,673      2.341452       5,780,280
Hartford Global Technology HLS Fund      1,274,971      0.596065         759,966
Hartford Disciplined Equity HLS Fund     2,728,017      1.534766       4,186,868
Hartford High Yield HLS Fund             1,844,259      1.577177       2,908,722
Hartford Index HLS Fund                  3,612,918      3.568711      12,893,460
Hartford International Opportunities
 HLS Fund                                7,038,061      2.579956      18,157,888
Hartford MidCap HLS Fund                 4,694,384      4.332044      20,336,278
Hartford Money Market HLS Fund           6,689,350      1.582094      10,583,180
Hartford Mortgage Securities HLS
 Fund                                    1,703,123      2.110349       3,594,184
Hartford Small Company HLS Fund          3,541,661      2.690105       9,527,439
Hartford Stock HLS Fund                 13,917,653      3.547476      49,372,541
Core Plus Fixed Income                      12,123     15.250145         184,875
Emerging Markets Debt                        2,739     20.578918          56,365
Emerging Markets Equity                     12,884     18.417253         237,288
High Yield                                   4,117     12.883561          53,040
U.S. Mid Cap Value                          14,844     20.585165         305,564
Focus Growth                                65,187     20.400275       1,329,841
Balanced Growth                             11,332     20.491033         232,197
Capital Opportunities                       14,991     14.291226         214,236
Developing Growth                            7,787     24.238594         188,753
Flexible Income                             46,088     14.285383         658,381
Dividend Growth                            110,893     17.843652       1,978,733
Global Equity                               34,619     19.484866         674,554
Growth                                      11,390     16.028459         182,571
Money Market                               374,821      1.384352         518,884
Utilities                                   12,269     26.438573         324,384
Equally Weighted S&P 500 Portfolio          23,535     26.855108         632,040
Putnam American Government Income           23,617     13.971408         329,966
Putnam Diversified Income                  123,947     22.484543       2,786,893
Putnam Global Asset Allocation             177,509     27.055155       4,802,543
Putnam Global Equity                       219,465     25.641210       5,627,346
Putnam Growth and Income                   767,243     34.611500      26,555,429
Putnam Growth Opportunities                 37,929      5.040179         191,171
Putnam Health Sciences                      48,100     14.014657         674,100
Putnam High Yield                          113,802     23.192902       2,639,398
Putnam Income                              132,845     21.046732       2,795,949
Putnam International Growth and
 Income                                     77,937     28.147582       2,193,745
Putnam International Equity                 70,276     28.370120       1,993,741
Putnam International New
 Opportunities                              62,060     20.274851       1,258,251
Putnam Investors                           186,615     12.623661       2,355,759
Putnam Money Market                      1,553,580      1.573356       2,444,334

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY     UNIT FAIR       CONTRACT
                                      PARTICIPANTS     VALUE#       LIABILITY
--------------------------------------------------------------------------------
Putnam New Opportunities                   293,989    $26.460092      $7,778,978
Putnam New Value                           132,467     25.527967       3,381,618
Putnam OTC & Emerging Growth                33,646      7.457153         250,904
Putnam Research                             38,902     15.857617         616,891
Putnam Small Cap Value                      42,151     32.193576       1,357,004
Putnam The George Putnam Fund of
 Boston                                    194,107     15.506427       3,009,902
Putnam Utilities Growth and Income          63,067     32.469341       2,047,758
Putnam Vista                                62,018     18.907129       1,172,584
Putnam Voyager                             350,232     28.142665       9,856,454
Enterprise                                   7,410      9.710710          71,958
Growth and Income                           43,705     18.274294         798,684

#  Rounded unit values

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD            CAPITAL
                                       ADVISERS           TOTAL RETURN BOND     APPRECIATION
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,559,907               $535,257           $1,441,761
                                     ------------             ----------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (7,880)                   650              399,337
 Net realized gain on
  distributions                         4,847,752                  1,581           13,604,897
 Net unrealized appreciation
  (depreciation) of
  investments during the year             351,858                (12,270)           1,013,210
                                     ------------             ----------        -------------
  Net gain (loss) on
   investments                          5,191,730                (10,039)          15,017,444
                                     ------------             ----------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,751,637               $525,218          $16,459,205
                                     ============             ==========        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    DIVIDEND AND             HARTFORD              HARTFORD              HARTFORD
                                       GROWTH            GLOBAL ADVISERS        GLOBAL HEALTH         GLOBAL LEADERS
                                      HLS FUND               HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $818,833              $157,169                $1,335               $44,068
                                    ------------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  215,210                11,673                 9,578                88,340
 Net realized gain on
  distributions                        3,474,704               194,049               328,487               308,368
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,151,060                91,589               (93,717)              298,464
                                    ------------            ----------            ----------            ----------
  Net gain (loss) on
   investments                         7,840,974               297,311               244,348               695,172
                                    ------------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,659,807              $454,480              $245,683              $739,240
                                    ============            ==========            ==========            ==========


                                     HARTFORD               HARTFORD              HARTFORD
                                 GLOBAL TECHNOLOGY     DISCIPLINED EQUITY        HIGH YIELD
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $44,815               $384,679
                                     ---------             ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,942                119,305                 38,595
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,398                322,917               (117,178)
                                     ---------             ----------            -----------
  Net gain (loss) on
   investments                          67,340                442,222                (78,583)
                                     ---------             ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $67,340               $487,037               $306,096
                                     =========             ==========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 HARTFORD
                                  HARTFORD     INTERNATIONAL         HARTFORD
                                    INDEX      OPPORTUNITIES          MIDCAP
                                  HLS FUND       HLS FUND            HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $210,390       $444,409            $214,623
                                -------------  -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                78,656       (170,446)             60,374
 Net realized gain on
  distributions                     1,410,982      1,344,408           3,106,836
 Net unrealized appreciation
  (depreciation) of
  investments during the year         129,684      2,041,925          (1,150,041)
                                -------------  -------------       -------------
  Net gain (loss) on
   investments                      1,619,322      3,215,887           2,017,169
                                -------------  -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $1,829,712     $3,660,296          $2,231,792
                                =============  =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD                HARTFORD
                                      MONEY                MORTGAGE                 SMALL                  HARTFORD
                                      MARKET              SECURITIES               COMPANY                  STOCK
                                     HLS FUND              HLS FUND                HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $439,233               $379,081                 $17,165                $626,360
                                    ----------            -----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                  4,803                  34,965                (742,439)
 Net realized gain on
  distributions                             --                     --               1,430,623               2,737,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               (215,186)               (241,444)              3,887,965
                                    ----------            -----------            ------------            ------------
  Net gain (loss) on
   investments                              --               (210,383)              1,224,144               5,883,476
                                    ----------            -----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $439,233               $168,698              $1,241,309              $6,509,836
                                    ==========            ===========            ============            ============


                                   CORE PLUS           EMERGING            EMERGING
                                  FIXED INCOME       MARKETS DEBT       MARKETS EQUITY
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,284             $4,477               $1,484
                                    --------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   70                309                1,299
 Net realized gain on
  distributions                          968                972                4,557
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,707)              (334)              56,513
                                    --------            -------            ---------
  Net gain (loss) on
   investments                          (669)               947               62,369
                                    --------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,615             $5,424              $63,853
                                    ========            =======            =========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      U.S. MID CAP
                                   HIGH YIELD             VALUE             FOCUS GROWTH
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $4,136                 $768                   $299
                                     -------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (10)                 986               (134,375)
 Net realized gain on
  distributions                           --               33,110                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            124               18,221                134,664
                                     -------            ---------            -----------
  Net gain (loss) on
   investments                           114               52,317                    289
                                     -------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,250              $53,085                   $588
                                     =======            =========            ===========

(a)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BALANCED              CAPITAL            DEVELOPING            FLEXIBLE
                                     GROWTH            OPPORTUNITIES           GROWTH               INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,348                 $ --                 $ --              $41,416
                                    ---------            ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,305               (2,950)                 948                   63
 Net realized gain on
  distributions                        13,224                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,455               19,338               17,000               (5,009)
                                    ---------            ---------            ---------            ---------
  Net gain (loss) on
   investments                         21,984               16,388               17,948               (4,946)
                                    ---------            ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,332              $16,388              $17,948              $36,470
                                    =========            =========            =========            =========

                                     DIVIDEND
                                      GROWTH            GLOBAL EQUITY            GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $25,803                $4,938                 $ --
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (49,298)                6,181              (18,432)
 Net realized gain on
  distributions                             --                47,149                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          226,603                66,356               25,151
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         177,305               119,686                6,719
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $203,108              $124,624               $6,719
                                    ==========            ==========            =========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                EQUALLY
                                                                               WEIGHTED
                                                                                S&P 500
                                   MONEY MARKET           UTILITIES            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,928               $6,230               $7,464
                                     ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                1,723               20,190
 Net realized gain on
  distributions                             --                   --               31,264
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               48,845               34,006
                                     ---------            ---------            ---------
  Net gain (loss) on
   investments                              --               50,568               85,460
                                     ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $23,928              $56,798              $92,924
                                     =========            =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM
                                    AMERICAN               PUTNAM                 PUTNAM
                                   GOVERNMENT            DIVERSIFIED           GLOBAL ASSET               PUTNAM
                                     INCOME                INCOME               ALLOCATION             GLOBAL EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,026               $161,996               $126,165                  $29,334
                                    ---------            -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,399)                (1,717)                 5,077                 (239,853)
 Net realized gain on
  distributions                            --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,378)                18,989                415,642                1,296,971
                                    ---------            -----------            -----------            -------------
  Net gain (loss) on
   investments                         (3,777)                17,272                420,719                1,057,118
                                    ---------            -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,249               $179,268               $546,884               $1,086,452
                                    =========            ===========            ===========            =============


                                       PUTNAM                 PUTNAM               PUTNAM
                                     GROWTH AND               GROWTH               HEALTH
                                       INCOME              OPPORTUNITIES          SCIENCES
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $469,846                 $658               $3,678
                                    -------------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (129,191)               3,190               19,654
 Net realized gain on
  distributions                           626,462                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,901,072               13,255               (2,158)
                                    -------------            ---------            ---------
  Net gain (loss) on
   investments                          3,398,343               16,445               17,496
                                    -------------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,868,189              $17,103              $21,174
                                    =============            =========            =========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   PUTNAM
                                                                               INTERNATIONAL
                                       PUTNAM                PUTNAM              GROWTH AND
                                     HIGH YIELD              INCOME                INCOME
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $206,242              $127,778               $25,589
                                     ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (22,771)                2,025                   184
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,237                (1,542)              439,879
                                     ----------            ----------            ----------
  Net gain (loss) on
   investments                           55,466                   483               440,063
                                     ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $261,708              $128,261              $465,652
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                 PUTNAM
                                  INTERNATIONAL          INTERNATIONAL              PUTNAM                PUTNAM
                                      EQUITY           NEW OPPORTUNITIES          INVESTORS            MONEY MARKET
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $15,107                $13,716                $13,997              $125,970
                                    ----------             ----------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,823                 (3,285)                 9,170                    --
 Net realized gain on
  distributions                             --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          419,207                219,896                277,052                    --
                                    ----------             ----------             ----------            ----------
  Net gain (loss) on
   investments                         440,030                216,611                286,222                    --
                                    ----------             ----------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $455,137               $230,327               $300,219              $125,970
                                    ==========             ==========             ==========            ==========

                                                                                   PUTNAM
                                                                                    OTC &
                                       PUTNAM                 PUTNAM              EMERGING
                                 NEW OPPORTUNITIES          NEW VALUE              GROWTH
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,131                $40,028                 $ --
                                     ----------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  96,669                 19,043              (54,883)
 Net realized gain on
  distributions                              --                212,362                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           551,950                215,245               81,546
                                     ----------             ----------            ---------
  Net gain (loss) on
   investments                          648,619                446,650               26,663
                                     ----------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $662,750               $486,678              $26,663
                                     ==========             ==========            =========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            PUTNAM
                                      PUTNAM              SMALL CAP
                                     RESEARCH               VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,952                $6,718
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (12,014)               (8,078)
 Net realized gain on
  distributions                             --               126,957
 Net unrealized appreciation
  (depreciation) of
  investments during the year           74,099                72,971
                                     ---------            ----------
  Net gain (loss) on
   investments                          62,085               191,850
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $67,037              $198,568
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                PUTNAM
                                    THE GEORGE            UTILITIES
                                   PUTNAM FUND            GROWTH AND              PUTNAM
                                    OF BOSTON               INCOME                VISTA
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $80,002               $59,361                  $ --
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    183                12,033               (58,150)
 Net realized gain on
  distributions                        103,429                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          149,933               378,188               128,183
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         253,545               390,221                70,033
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $333,547              $449,582               $70,033
                                    ==========            ==========            ==========


                                       PUTNAM                                    GROWTH AND
                                      VOYAGER              ENTERPRISE              INCOME
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $38,668                 $415                $8,294
                                    ------------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (649,075)             (23,248)                2,512
 Net realized gain on
  distributions                               --                   --                45,973
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,140,916               28,868                55,233
                                    ------------            ---------            ----------
  Net gain (loss) on
   investments                           491,841                5,620               103,718
                                    ------------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $530,509               $6,035              $112,012
                                    ============            =========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                  HARTFORD                 HARTFORD             CAPITAL
                                  ADVISERS               TOTAL RETURN         APPRECIATION
                                  HLS FUND               BOND HLS FUND          HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             $1,559,907                 $535,257           $1,441,761
 Net realized gain (loss) on
  security transactions                (7,880)                     650              399,337
 Net realized gain on
  distributions                     4,847,752                    1,581           13,604,897
 Net unrealized appreciation
  (depreciation) of
  investments during the year         351,858                  (12,270)           1,013,210
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        6,751,637                  525,218           16,459,205
                                -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                              1,315                       --                1,315
 Net transfers                     (1,333,031)                 214,927             (666,842)
 Surrenders for benefit
  payments and fees                (2,712,360)                (826,603)          (5,291,101)
 Net loan activity                    (78,003)                 (43,504)            (353,374)
 Cost of insurance                 (1,443,510)                (248,945)          (2,230,788)
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,565,589)                (904,125)          (8,540,790)
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets                        1,186,048                 (378,907)           7,918,415
NET ASSETS:
 Beginning of year                 66,957,951               11,422,938          104,428,232
                                -------------            -------------       --------------
 End of year                      $68,143,999              $11,044,031         $112,346,647
                                =============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              HARTFORD
                            DIVIDEND AND               HARTFORD                HARTFORD                HARTFORD
                               GROWTH              GLOBAL ADVISERS          GLOBAL HEALTH           GLOBAL LEADERS
                              HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income           $818,833                $157,169                  $1,335                 $44,068
 Net realized gain (loss)
  on security transactions        215,210                  11,673                   9,578                  88,340
 Net realized gain on
  distributions                 3,474,704                 194,049                 328,487                 308,368
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          4,151,060                  91,589                 (93,717)                298,464
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations               8,659,807                 454,480                 245,683                 739,240
                            -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,315                      --                      --                      --
 Net transfers                    872,415                 119,568                  29,865                  84,978
 Surrenders for benefit
  payments and fees            (2,537,233)               (335,621)                (91,614)               (376,488)
 Net loan activity               (254,834)                 (3,312)                (10,892)                 (5,359)
 Cost of insurance             (1,007,033)               (115,961)                (52,282)               (130,942)
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (2,925,370)               (335,326)               (124,923)               (427,811)
                            -------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                 5,734,437                 119,154                 120,760                 311,429
NET ASSETS:
 Beginning of year             43,987,046               5,320,651               2,210,810               5,468,851
                            -------------            ------------            ------------            ------------
 End of year                  $49,721,483              $5,439,805              $2,331,570              $5,780,280
                            =============            ============            ============            ============


                                   HARTFORD                HARTFORD                HARTFORD
                              GLOBAL TECHNOLOGY       DISCIPLINED EQUITY          HIGH YIELD
                                   HLS FUND                HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $ --                  $44,815                $384,679
 Net realized gain (loss)
  on security transactions             5,942                  119,305                  38,595
 Net realized gain on
  distributions                           --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                61,398                  322,917                (117,178)
                                  ----------             ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     67,340                  487,037                 306,096
                                  ----------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                       --                      --
 Net transfers                        22,903                 (406,181)                (64,549)
 Surrenders for benefit
  payments and fees                  (15,983)                (103,639)               (110,596)
 Net loan activity                      (399)                 (32,979)                 (9,037)
 Cost of insurance                   (17,484)                (100,512)                (58,907)
                                  ----------             ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (10,963)                (643,311)               (243,089)
                                  ----------             ------------            ------------
 Net increase (decrease)
  in net assets                       56,377                 (156,274)                 63,007
NET ASSETS:
 Beginning of year                   703,589                4,343,142               2,845,715
                                  ----------             ------------            ------------
 End of year                        $759,966               $4,186,868              $2,908,722
                                  ==========             ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD          INTERNATIONAL         HARTFORD
                                    INDEX           OPPORTUNITIES          MIDCAP
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $210,390            $444,409            $214,623
 Net realized gain (loss) on
  security transactions                78,656            (170,446)             60,374
 Net realized gain on
  distributions                     1,410,982           1,344,408           3,106,836
 Net unrealized appreciation
  (depreciation) of
  investments during the year         129,684           2,041,925          (1,150,041)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,829,712           3,660,296           2,231,792
                                -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 --                  --                  --
 Net transfers                       (408,732)            513,483            (431,829)
 Surrenders for benefit
  payments and fees                (1,079,851)         (1,182,033)         (1,226,379)
 Net loan activity                    (42,514)           (126,726)            (92,128)
 Cost of insurance                   (282,520)           (360,593)           (464,523)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,813,617)         (1,155,869)         (2,214,859)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets                           16,095           2,504,427              16,933
NET ASSETS:
 Beginning of year                 12,877,365          15,653,461          20,319,345
                                -------------       -------------       -------------
 End of year                      $12,893,460         $18,157,888         $20,336,278
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD
                                      HARTFORD                 MORTGAGE                HARTFORD           HARTFORD
                                    MONEY MARKET              SECURITIES            SMALL COMPANY           STOCK
                                      HLS FUND                 HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $439,233                $379,081                 $17,165            $626,360
 Net realized gain (loss) on
  security transactions                        --                   4,803                  34,965            (742,439)
 Net realized gain on
  distributions                                --                      --               1,430,623           2,737,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                (215,186)               (241,444)          3,887,965
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              439,233                 168,698               1,241,309           6,509,836
                                    -------------            ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  2,594                      --                      --               1,315
 Net transfers                          2,580,818                (133,971)               (196,269)           (797,922)
 Surrenders for benefit
  payments and fees                    (1,550,508)               (218,638)               (340,174)         (2,805,124)
 Net loan activity                        357,460                  (3,292)                   (270)            (52,367)
 Cost of insurance                       (202,389)                (79,951)               (218,232)         (1,009,936)
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,187,975                (435,852)               (754,945)         (4,664,034)
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            1,627,208                (267,154)                486,364           1,845,802
NET ASSETS:
 Beginning of year                      8,955,972               3,861,338               9,041,075          47,526,739
                                    -------------            ------------            ------------       -------------
 End of year                          $10,583,180              $3,594,184              $9,527,439         $49,372,541
                                    =============            ============            ============       =============


                                    CORE PLUS             EMERGING              EMERGING
                                   FIXED INCOME         MARKETS DEBT         MARKETS EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                  $7,284               $4,477                $1,484
 Net realized gain (loss) on
  security transactions                     70                  309                 1,299
 Net realized gain on
  distributions                            968                  972                 4,557
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,707)                (334)               56,513
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,615                5,424                63,853
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                    --
 Net transfers                           3,395                1,358                   798
 Surrenders for benefit
  payments and fees                         (3)                 (17)                  (17)
 Net loan activity                          --               (4,972)                   --
 Cost of insurance                      (5,127)              (1,487)               (4,468)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,735)              (5,118)               (3,687)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                             4,880                  306                60,166
NET ASSETS:
 Beginning of year                     179,995               56,059               177,122
                                    ----------            ---------            ----------
 End of year                          $184,875              $56,365              $237,288
                                    ==========            =========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         U.S. MID CAP
                                    HIGH YIELD              VALUE               FOCUS GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $4,136                  $768                    $299
 Net realized gain (loss) on
  security transactions                    (10)                  986                (134,375)
 Net realized gain on
  distributions                             --                33,110                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              124                18,221                 134,664
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,250                53,085                     588
                                     ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                      --
 Net transfers                              --                (2,910)                 (8,901)
 Surrenders for benefit
  payments and fees                         (7)                  (66)                (80,620)
 Net loan activity                          --                (1,708)                 (4,899)
 Cost of insurance                      (1,200)               (7,096)                (35,713)
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,207)              (11,780)               (130,133)
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets                             3,043                41,305                (129,545)
NET ASSETS:
 Beginning of year                      49,997               264,259               1,459,386
                                     ---------            ----------            ------------
 End of year                           $53,040              $305,564              $1,329,841
                                     =========            ==========            ============

(a)  Formerly American Opportunities. Change effective July 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BALANCED              CAPITAL              DEVELOPING          FLEXIBLE
                                      GROWTH            OPPORTUNITIES             GROWTH             INCOME
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $6,348                  $ --                  $ --               $41,416
 Net realized gain (loss) on
  security transactions                  3,305                (2,950)                  948                    63
 Net realized gain on
  distributions                         13,224                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,455                19,338                17,000                (5,009)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,332                16,388                17,948                36,470
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                    --                    --
 Net transfers                              --                (3,887)                4,060                    --
 Surrenders for benefit
  payments and fees                    (48,824)               (6,256)                  (82)                 (100)
 Net loan activity                          --                (3,082)               (5,210)               (5,097)
 Cost of insurance                      (7,030)               (5,453)               (4,569)              (15,835)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (55,854)              (18,678)               (5,801)              (21,032)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (27,522)               (2,290)               12,147                15,438
NET ASSETS:
 Beginning of year                     259,719               216,526               176,606               642,943
                                    ----------            ----------            ----------            ----------
 End of year                          $232,197              $214,236              $188,753              $658,381
                                    ==========            ==========            ==========            ==========

                               FLEXIBLE    DIVIDEND
                               INCOME       GROWTH             GLOBAL EQUITY             GROWTH
                               SUB-ACCOUNT B-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $25,803                $4,938                  $ --
 Net realized gain (loss) on
  security transactions                       (49,298)                6,181               (18,432)
 Net realized gain on
  distributions                                    --                47,149                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 226,603                66,356                25,151
                                         ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                  203,108               124,624                 6,719
                                         ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                    --                    --
 Net transfers                                (10,925)               (1,014)              (14,470)
 Surrenders for benefit
  payments and fees                          (131,514)              (47,844)              (20,498)
 Net loan activity                            (10,532)              (11,498)                   --
 Cost of insurance                            (47,491)              (17,302)               (4,465)
                                         ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (200,462)              (77,658)              (39,433)
                                         ------------            ----------            ----------
 Net increase (decrease) in
  net assets                                    2,646                46,966               (32,714)
NET ASSETS:
 Beginning of year                          1,976,087               627,588               215,285
                                         ------------            ----------            ----------
 End of year                               $1,978,733              $674,554              $182,571
                                         ============            ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   EQUALLY
                                                                                  WEIGHTED
                                                                                   S&P 500
                                    MONEY MARKET           UTILITIES              PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $23,928                $6,230                 $7,464
 Net realized gain (loss) on
  security transactions                      --                 1,723                 20,190
 Net realized gain on
  distributions                              --                    --                 31,264
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                48,845                 34,006
                                     ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,928                56,798                 92,924
                                     ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                6,156                    --                     --
 Net transfers                           39,625                 2,037                  1,292
 Surrenders for benefit
  payments and fees                        (643)                  (47)               (95,519)
 Net loan activity                           --               (10,189)                    --
 Cost of insurance                      (12,600)               (7,784)               (15,228)
                                     ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      32,538               (15,983)              (109,455)
                                     ----------            ----------            -----------
 Net increase (decrease) in
  net assets                             56,466                40,815                (16,531)
NET ASSETS:
 Beginning of year                      462,418               283,569                648,571
                                     ----------            ----------            -----------
 End of year                           $518,884              $324,384               $632,040
                                     ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                                         PUTNAM
                                     AMERICAN                PUTNAM                  GLOBAL
                                    GOVERNMENT            DIVERSIFIED                ASSET                   PUTNAM
                                      INCOME                 INCOME                ALLOCATION            GLOBAL EQUITY
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $15,026                $161,996                $126,165                 $29,334
 Net realized gain (loss) on
  security transactions                 (1,399)                 (1,717)                  5,077                (239,853)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,378)                 18,989                 415,642               1,296,971
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,249                 179,268                 546,884               1,086,452
                                    ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                      --                      --
 Net transfers                         (51,919)                (74,203)                587,025                 161,633
 Surrenders for benefit
  payments and fees                    (18,106)               (152,206)               (237,504)               (298,812)
 Net loan activity                          --                     270                 (90,000)                (45,294)
 Cost of insurance                      (7,707)                (64,714)               (100,375)               (116,141)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (77,732)               (290,853)                159,146                (298,614)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (66,483)               (111,585)                706,030                 787,838
NET ASSETS:
 Beginning of year                     396,449               2,898,478               4,096,513               4,839,508
                                    ----------            ------------            ------------            ------------
 End of year                          $329,966              $2,786,893              $4,802,543              $5,627,346
                                    ==========            ============            ============            ============


                                   PUTNAM                  PUTNAM                PUTNAM
                                 GROWTH AND                GROWTH                HEALTH
                                   INCOME              OPPORTUNITIES            SCIENCES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income               $469,846                  $658                 $3,678
 Net realized gain (loss) on
  security transactions              (129,191)                3,190                 19,654
 Net realized gain on
  distributions                       626,462                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,901,072                13,255                 (2,158)
                               --------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,868,189                17,103                 21,174
                               --------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                     --
 Net transfers                       (306,588)                2,428               (133,398)
 Surrenders for benefit
  payments and fees                (2,358,256)              (19,198)               (10,718)
 Net loan activity                   (125,442)              (13,218)                (1,787)
 Cost of insurance                   (597,035)               (5,032)               (18,372)
                               --------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,387,321)              (35,020)              (164,275)
                               --------------            ----------            -----------
 Net increase (decrease) in
  net assets                          480,868               (17,917)              (143,101)
NET ASSETS:
 Beginning of year                 26,074,561               209,088                817,201
                               --------------            ----------            -----------
 End of year                      $26,555,429              $191,171               $674,100
                               ==============            ==========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                        PUTNAM
                                                                                    INTERNATIONAL
                                        PUTNAM                  PUTNAM                GROWTH AND
                                      HIGH YIELD                INCOME                  INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $206,242                $127,778                 $25,589
 Net realized gain (loss) on
  security transactions                   (22,771)                  2,025                     184
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              78,237                  (1,542)                439,879
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              261,708                 128,261                 465,652
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --                      --
 Net transfers                           (130,595)                 48,785                 173,908
 Surrenders for benefit
  payments and fees                      (145,272)               (190,294)               (101,090)
 Net loan activity                        (11,440)                (37,843)                   (464)
 Cost of insurance                        (62,955)                (68,594)                (43,540)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (350,262)               (247,946)                 28,814
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              (88,554)               (119,685)                494,466
NET ASSETS:
 Beginning of year                      2,727,952               2,915,634               1,699,279
                                     ------------            ------------            ------------
 End of year                           $2,639,398              $2,795,949              $2,193,745
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM                  PUTNAM
                                INTERNATIONAL           INTERNATIONAL               PUTNAM                  PUTNAM
                                    EQUITY            NEW OPPORTUNITIES           INVESTORS              MONEY MARKET
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $15,107                 $13,716                 $13,997                $125,970
 Net realized gain (loss)
  on security transactions             20,823                  (3,285)                  9,170                      --
 Net realized gain on
  distributions                            --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                419,207                 219,896                 277,052                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     455,137                 230,327                 300,219                 125,970
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                      --                      --                      --
 Net transfers                         (8,366)                316,704                    (390)                116,452
 Surrenders for benefit
  payments and fees                   (96,901)                (43,195)                (59,393)               (217,726)
 Net loan activity                    (17,057)                 (2,617)                (10,393)                (37,521)
 Cost of insurance                    (47,314)                (23,239)                (53,313)                (53,102)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (169,638)                247,653                (123,489)               (191,897)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       285,499                 477,980                 176,730                 (65,927)
NET ASSETS:
 Beginning of year                  1,708,242                 780,271               2,179,029               2,510,261
                                 ------------            ------------            ------------            ------------
 End of year                       $1,993,741              $1,258,251              $2,355,759              $2,444,334
                                 ============            ============            ============            ============

                                                                                    PUTNAM
                                    PUTNAM                   PUTNAM             OTC & EMERGING
                               NEW OPPORTUNITIES           NEW VALUE                GROWTH
                                  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $14,131                 $40,028                  $ --
 Net realized gain (loss)
  on security transactions              96,669                  19,043               (54,883)
 Net realized gain on
  distributions                             --                 212,362                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 551,950                 215,245                81,546
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                      662,750                 486,678                26,663
                                 -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                    --
 Net transfers                        (253,985)                 98,575                21,744
 Surrenders for benefit
  payments and fees                   (573,329)               (336,493)              (20,516)
 Net loan activity                    (109,164)                 (4,812)                 (650)
 Cost of insurance                    (178,305)                (75,466)               (6,641)
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,114,783)               (318,196)               (6,063)
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets                       (452,033)                168,482                20,600
NET ASSETS:
 Beginning of year                   8,231,011               3,213,136               230,304
                                 -------------            ------------            ----------
 End of year                        $7,778,978              $3,381,618              $250,904
                                 =============            ============            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              PUTNAM
                                       PUTNAM               SMALL CAP
                                      RESEARCH                VALUE
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $4,952                  $6,718
 Net realized gain (loss) on
  security transactions                 (12,014)                 (8,078)
 Net realized gain on
  distributions                              --                 126,957
 Net unrealized appreciation
  (depreciation) of
  investments during the year            74,099                  72,971
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             67,037                 198,568
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                          (30,496)                 (2,482)
 Surrenders for benefit
  payments and fees                     (12,501)                (29,198)
 Net loan activity                           --                  (1,552)
 Cost of insurance                      (17,367)                (29,069)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (60,364)                (62,301)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                              6,673                 136,267
NET ASSETS:
 Beginning of year                      610,218               1,220,737
                                     ----------            ------------
 End of year                           $616,891              $1,357,004
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                  PUTNAM
                                     THE GEORGE              UTILITIES
                                    PUTNAM FUND              GROWTH AND                PUTNAM
                                     OF BOSTON                 INCOME                  VISTA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $80,002                 $59,361                    $ --
 Net realized gain (loss) on
  security transactions                      183                  12,033                 (58,150)
 Net realized gain on
  distributions                          103,429                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            149,933                 378,188                 128,183
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             333,547                 449,582                  70,033
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --                      --
 Net transfers                           (13,939)                    555                  28,297
 Surrenders for benefit
  payments and fees                     (237,187)               (154,483)               (114,832)
 Net loan activity                        (9,444)                (17,269)                 (1,830)
 Cost of insurance                       (68,545)                (44,058)                (31,477)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (329,115)               (215,255)               (119,842)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                               4,432                 234,327                 (49,809)
NET ASSETS:
 Beginning of year                     3,005,470               1,813,431               1,222,393
                                    ------------            ------------            ------------
 End of year                          $3,009,902              $2,047,758              $1,172,584
                                    ============            ============            ============


                                  PUTNAM                                     GROWTH AND
                                  VOYAGER              ENTERPRISE              INCOME
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income               $38,668                 $415                $8,294
 Net realized gain (loss) on
  security transactions             (649,075)             (23,248)                2,512
 Net realized gain on
  distributions                           --                   --                45,973
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,140,916               28,868                55,233
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         530,509                6,035               112,012
                               -------------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                   --                    --
 Net transfers                      (550,231)                  --               (10,459)
 Surrenders for benefit
  payments and fees                 (804,791)             (29,617)                 (148)
 Net loan activity                   (20,615)                (815)                   --
 Cost of insurance                  (233,497)              (1,981)              (17,559)
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,609,134)             (32,413)              (28,166)
                               -------------            ---------            ----------
 Net increase (decrease) in
  net assets                      (1,078,625)             (26,378)               83,846
NET ASSETS:
 Beginning of year                10,935,079               98,336               714,838
                               -------------            ---------            ----------
 End of year                      $9,856,454              $71,958              $798,684
                               =============            =========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           HARTFORD             HARTFORD
                                  HARTFORD               TOTAL RETURN           CAPITAL
                                  ADVISERS                   BOND             APPRECIATION
                                  HLS FUND                 HLS FUND             HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             $2,179,805                 $842,593             $915,722
 Net realized gain (loss) on
  security transactions            (1,096,133)                   2,300              995,841
 Net realized gain on
  distributions                     3,860,121                   81,402           13,908,676
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (235,258)                (655,943)          (1,608,667)
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,708,535                  270,352           14,211,572
                                -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 --                      (60)                 (75)
 Net transfers                     (2,730,418)                 552,083              766,280
 Surrenders for benefit
  payments and fees                (4,275,109)                (457,518)          (5,879,150)
 Net loan activity                   (316,640)                 (24,965)            (588,686)
 Cost of insurance                 (1,560,379)                (259,728)          (2,128,340)
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,882,546)                (190,188)          (7,829,971)
                                -------------            -------------       --------------
 Net increase (decrease) in
  net assets                       (4,174,011)                  80,164            6,381,601
NET ASSETS:
 Beginning of year                 71,131,962               11,342,774           98,046,631
                                -------------            -------------       --------------
 End of year                      $66,957,951              $11,422,938         $104,428,232
                                =============            =============       ==============

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective, March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               DIVIDEND AND               HARTFORD                HARTFORD                HARTFORD
                                  GROWTH              GLOBAL ADVISERS          GLOBAL HEALTH           GLOBAL LEADERS
                                 HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $806,572                $197,867                  $1,520                 $42,692
 Net realized gain (loss) on
  security transactions               26,553                   8,482                   1,504                  56,337
 Net realized gain on
  distributions                    1,866,982                      --                 135,880                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (223,897)                (19,732)                109,430                  15,231
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,476,210                 186,617                 248,334                 114,260
                               -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               (75)                     --                      --                      --
 Net transfers                     2,048,197                 550,830                 408,113                (163,039)
 Surrenders for benefit
  payments and fees               (2,222,523)               (449,410)               (162,962)               (212,513)
 Net loan activity                  (389,835)                 (8,286)                 (5,335)                 (6,464)
 Cost of insurance                  (972,834)               (117,561)                (46,242)               (126,981)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,537,070)                (24,427)                193,574                (508,997)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                         939,140                 162,190                 441,908                (394,737)
NET ASSETS:
 Beginning of year                43,047,906               5,158,461               1,768,902               5,863,588
                               -------------            ------------            ------------            ------------
 End of year                     $43,987,046              $5,320,651              $2,210,810              $5,468,851
                               =============            ============            ============            ============

                                     HARTFORD                HARTFORD
                                      GLOBAL               DISCIPLINED               HARTFORD
                                    TECHNOLOGY                EQUITY                HIGH YIELD
                                     HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $2,203                 $50,369                $199,994
 Net realized gain (loss) on
  security transactions                  43,341                  11,669                 (15,790)
 Net realized gain on
  distributions                              --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            38,650                 218,548                (121,797)
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,194                 280,586                  62,407
                                    -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                      --
 Net transfers                           39,471                 256,574                (373,226)
 Surrenders for benefit
  payments and fees                    (142,791)               (260,519)                (53,078)
 Net loan activity                        1,746                  (5,168)                (28,467)
 Cost of insurance                      (17,171)               (102,177)                (65,351)
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (118,745)               (111,290)               (520,122)
                                    -----------            ------------            ------------
 Net increase (decrease) in
  net assets                            (34,551)                169,296                (457,715)
NET ASSETS:
 Beginning of year                      738,140               4,173,846               3,303,430
                                    -----------            ------------            ------------
 End of year                           $703,589              $4,343,142              $2,845,715
                                    ===========            ============            ============

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD          INTERNATIONAL         HARTFORD
                                    INDEX           OPPORTUNITIES          MIDCAP
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $245,881                $ --             $75,628
 Net realized gain (loss) on
  security transactions                (4,355)           (138,268)             41,532
 Net realized gain on
  distributions                       416,543                  --           2,779,626
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (98,792)          2,171,953              23,849
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          559,277           2,033,685           2,920,635
                                -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 --                  --                 (75)
 Net transfers                     (1,030,346)            647,849           1,151,749
 Surrenders for benefit
  payments and fees                  (769,335)           (944,151)           (865,597)
 Net loan activity                    (41,271)            (43,570)            (60,506)
 Cost of insurance                   (310,088)           (331,100)           (417,981)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,151,040)           (670,972)           (192,410)
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       (1,591,763)          1,362,713           2,728,225
                                -------------       -------------       -------------
NET ASSETS:
 Beginning of year                 14,469,128          14,290,748          17,591,120
                                -------------       -------------       -------------
 End of year                      $12,877,365         $15,653,461         $20,319,345
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                HARTFORD
                                      HARTFORD                 MORTGAGE                 SMALL             HARTFORD
                                    MONEY MARKET              SECURITIES               COMPANY              STOCK
                                      HLS FUND                 HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $309,345                $157,822                    $ --            $870,531
 Net realized gain (loss) on
  security transactions                        --                   4,057                 (63,553)         (2,320,649)
 Net realized gain on
  distributions                                --                      --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --                 (68,161)              1,666,867           5,727,711
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              309,345                  93,718               1,603,314           4,277,593
                                    -------------            ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    (15)                     --                      --                  --
 Net transfers                             94,758                (227,543)                184,510          (2,144,191)
 Surrenders for benefit
  payments and fees                    (2,008,575)               (172,217)               (602,142)         (2,793,468)
 Net loan activity                        (15,612)                 12,745                 (19,028)           (193,547)
 Cost of insurance                       (242,342)                (87,570)               (191,418)         (1,050,928)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,171,786)               (474,585)               (628,078)         (6,182,134)
                                    -------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           (1,862,441)               (380,867)                975,236          (1,904,541)
                                    -------------            ------------            ------------       -------------
NET ASSETS:
 Beginning of year                     10,818,413               4,242,205               8,065,839          49,431,280
                                    -------------            ------------            ------------       -------------
 End of year                           $8,955,972              $3,861,338              $9,041,075         $47,526,739
                                    =============            ============            ============       =============


                                    CORE PLUS             EMERGING              EMERGING
                                   FIXED INCOME         MARKETS DEBT         MARKETS EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                  $6,407               $4,135                  $548
 Net realized gain (loss) on
  security transactions                     24                   76                 1,101
 Net realized gain on
  distributions                          1,314                  879                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (396)               1,152                40,048
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,349                6,242                41,697
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                    --
 Net transfers                           5,642                6,579                71,401
 Surrenders for benefit
  payments and fees                         (3)                 (16)                  (13)
 Net loan activity                          --                   --                    --
 Cost of insurance                      (5,099)              (1,336)               (3,137)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        540                5,227                68,251
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                             7,889               11,469               109,948
                                    ----------            ---------            ----------
NET ASSETS:
 Beginning of year                     172,106               44,590                67,174
                                    ----------            ---------            ----------
 End of year                          $179,995              $56,059              $177,122
                                    ==========            =========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                         U.S. MID CAP             AMERICAN
                                    HIGH YIELD              VALUE               OPPORTUNITIE
                                    SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $4,405                  $788                  $9,511
 Net realized gain (loss) on
  security transactions                   (245)                  624                (311,324)
 Net realized gain on
  distributions                             --                 3,514                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,481)               23,805                 480,724
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               679                28,731                 178,911
                                     ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                      --
 Net transfers                          13,159                41,962                (177,463)
 Surrenders for benefit
  payments and fees                     (4,281)              (14,502)                (46,523)
 Net loan activity                      (3,972)                   --                      --
 Cost of insurance                      (1,220)               (6,034)                (37,170)
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,686                21,426                (261,156)
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets                             4,365                50,157                 (82,245)
NET ASSETS:
 Beginning of year                      45,632               214,102               1,541,631
                                     ---------            ----------            ------------
 End of year                           $49,997              $264,259              $1,459,386
                                     =========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BALANCED               CAPITAL              DEVELOPING             FLEXIBLE
                                      GROWTH             OPPORTUNITIES             GROWTH                INCOME
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $6,459                  $ --                  $ --               $48,044
 Net realized gain (loss) on
  security transactions                  34,635               (47,303)               (2,886)               (1,091)
 Net realized gain on
  distributions                              --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,947)               85,604                29,063               (28,589)
                                    -----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,147                38,301                26,177                18,364
                                    -----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                    --                    --
 Net transfers                         (161,748)              (32,961)               11,397                25,919
 Surrenders for benefit
  payments and fees                     (60,665)               (1,550)                  (53)              (53,506)
 Net loan activity                           --                 6,986                 6,986                    --
 Cost of insurance                       (8,996)               (4,900)               (3,752)              (16,311)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (231,409)              (32,425)               14,578               (43,898)
                                    -----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (208,262)                5,876                40,755               (25,534)
                                    -----------            ----------            ----------            ----------
NET ASSETS:
 Beginning of year                      467,981               210,650               135,851               668,477
                                    -----------            ----------            ----------            ----------
 End of year                           $259,719              $216,526              $176,606              $642,943
                                    ===========            ==========            ==========            ==========

                                      DIVIDEND
                                       GROWTH              GLOBAL EQUITY             GROWTH
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $25,182                 $3,899                  $772
 Net realized gain (loss) on
  security transactions                 (112,666)                 2,588               (16,494)
 Net realized gain on
  distributions                               --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            188,921                 52,077                45,498
                                    ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             101,437                 58,564                29,776
                                    ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                     --                    --
 Net transfers                          (285,420)              (100,643)              (22,938)
 Surrenders for benefit
  payments and fees                      (59,536)                (8,385)                 (546)
 Net loan activity                            --                  6,986                (2,880)
 Cost of insurance                       (51,269)               (16,527)               (5,116)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (396,225)              (118,569)              (31,480)
                                    ------------            -----------            ----------
 Net increase (decrease) in
  net assets                            (294,788)               (60,005)               (1,704)
                                    ------------            -----------            ----------
NET ASSETS:
 Beginning of year                     2,270,875                687,593               216,989
                                    ------------            -----------            ----------
 End of year                          $1,976,087               $627,588              $215,285
                                    ============            ===========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                  EQUALLY
                                                                                  WEIGHTED
                                                                                  S&P 500
                                    MONEY MARKET           UTILITIES             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $13,725                $6,379                $5,667
 Net realized gain (loss) on
  security transactions                      --                 4,552                 1,132
 Net realized gain on
  distributions                              --                    --                 9,030
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                34,002                31,699
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,725                44,933                47,528
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                    --
 Net transfers                          (11,619)              (15,322)               95,563
 Surrenders for benefit
  payments and fees                     (34,165)              (33,606)              (69,070)
 Net loan activity                           --                (3,337)                6,986
 Cost of insurance                      (11,849)               (7,818)              (15,939)
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (57,633)              (60,083)               17,540
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            (43,908)              (15,150)               65,068
NET ASSETS:
 Beginning of year                      506,326               298,719               583,503
                                     ----------            ----------            ----------
 End of year                           $462,418              $283,569              $648,571
                                     ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                                         PUTNAM
                                     AMERICAN                PUTNAM                  GLOBAL                  PUTNAM
                                    GOVERNMENT            DIVERSIFIED                ASSET                   GLOBAL
                                      INCOME                 INCOME                ALLOCATION                EQUITY
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $14,057                $227,742                 $53,980                 $50,913
 Net realized gain (loss) on
  security transactions                   (130)                  3,961                   2,885                (333,987)
 Net realized gain on
  distributions                            859                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,578)               (134,549)                217,089                 702,858
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,208                  97,154                 273,954                 419,784
                                    ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                      --                      --
 Net transfers                           5,398                 360,966                 318,716                (123,303)
 Surrenders for benefit
  payments and fees                    (12,816)               (279,905)                (68,651)               (264,881)
 Net loan activity                          --                  (8,492)                 (7,041)                (38,728)
 Cost of insurance                     (10,043)                (72,933)                (92,862)               (118,016)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,461)                   (364)                150,162                (544,928)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (11,253)                 96,790                 424,116                (125,144)
NET ASSETS:
 Beginning of year                     407,702               2,801,688               3,672,397               4,964,652
                                    ----------            ------------            ------------            ------------
 End of year                          $396,449              $2,898,478              $4,096,513              $4,839,508
                                    ==========            ============            ============            ============


                                  PUTNAM                  PUTNAM                PUTNAM
                                GROWTH AND                GROWTH                HEALTH
                                  INCOME              OPPORTUNITIES            SCIENCES
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income              $479,713                $1,787                $2,603
 Net realized gain (loss) on
  security transactions             (216,070)                  289                12,136
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,099,729                 5,803                90,496
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,363,372                 7,879               105,235
                               -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                    --                    --
 Net transfers                      (417,057)              (10,037)               91,853
 Surrenders for benefit
  payments and fees               (2,084,800)               (6,090)              (86,635)
 Net loan activity                   (29,474)               (6,293)              (13,148)
 Cost of insurance                  (641,546)               (4,977)              (20,782)
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,172,877)              (27,397)              (28,712)
                               -------------            ----------            ----------
 Net increase (decrease) in
  net assets                      (1,809,505)              (19,518)               76,523
NET ASSETS:
 Beginning of year                27,884,066               228,606               740,678
                               -------------            ----------            ----------
 End of year                     $26,074,561              $209,088              $817,201
                               =============            ==========            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                        PUTNAM
                                                                                    INTERNATIONAL
                                        PUTNAM                  PUTNAM                GROWTH AND
                                      HIGH YIELD                INCOME                  INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $251,659                $103,791                 $15,162
 Net realized gain (loss) on
  security transactions                    49,256                  16,838                     467
 Net realized gain on
  distributions                                --                  33,586                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (207,706)                (78,571)                190,854
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               93,209                  75,644                 206,483
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --                      --
 Net transfers                           (294,885)               (241,583)                508,691
 Surrenders for benefit
  payments and fees                      (330,201)               (241,605)               (117,757)
 Net loan activity                         17,041                 (10,656)                     --
 Cost of insurance                        (77,599)                (78,576)                (33,693)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (685,644)               (572,420)                357,241
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (592,435)               (496,776)                563,724
NET ASSETS:
 Beginning of year                      3,320,387               3,412,410               1,135,555
                                     ------------            ------------            ------------
 End of year                           $2,727,952              $2,915,634              $1,699,279
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PUTNAM
                                    PUTNAM              INTERNATIONAL
                                INTERNATIONAL                NEW                   PUTNAM                  PUTNAM
                                    EQUITY              OPPORTUNITIES            INVESTORS              MONEY MARKET
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $26,388                 $6,286                 $19,954                 $63,807
 Net realized gain (loss)
  on security transactions             25,305                (18,703)                (13,581)                     --
 Net realized gain on
  distributions                            --                     --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                139,405                131,319                 152,162                      --
                                 ------------            -----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     191,098                118,902                 158,535                  63,807
                                 ------------            -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                      --                      --
 Net transfers                        103,087                (84,880)                440,117                 175,832
 Surrenders for benefit
  payments and fees                  (236,788)               (62,870)               (141,028)                (76,299)
 Net loan activity                     (5,468)                   110                 (18,125)                 (3,179)
 Cost of insurance                    (42,659)               (16,793)                (47,113)                (50,524)
                                 ------------            -----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (181,828)              (164,433)                233,851                  45,830
                                 ------------            -----------            ------------            ------------
 Net increase (decrease)
  in net assets                         9,270                (45,531)                392,386                 109,637
NET ASSETS:
 Beginning of year                  1,698,972                825,802               1,786,643               2,400,624
                                 ------------            -----------            ------------            ------------
 End of year                       $1,708,242               $780,271              $2,179,029              $2,510,261
                                 ============            ===========            ============            ============


                                                                                    PUTNAM
                                    PUTNAM                   PUTNAM             OTC & EMERGING
                               NEW OPPORTUNITIES           NEW VALUE                GROWTH
                                  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $29,951                 $31,332                  $ --
 Net realized gain (loss)
  on security transactions              11,997                   7,924               (58,986)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 752,864                 160,576                76,931
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                      794,812                 199,832                17,945
                                 -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                    --
 Net transfers                        (838,512)                556,322               (25,227)
 Surrenders for benefit
  payments and fees                   (439,449)               (112,064)               (6,280)
 Net loan activity                     (22,307)                 (3,187)                2,442
 Cost of insurance                    (195,382)                (74,833)               (6,262)
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,495,650)                366,238               (35,327)
                                 -------------            ------------            ----------
 Net increase (decrease)
  in net assets                       (700,838)                566,070               (17,382)
NET ASSETS:
 Beginning of year                   8,931,849               2,647,066               247,686
                                 -------------            ------------            ----------
 End of year                        $8,231,011              $3,213,136              $230,304
                                 =============            ============            ==========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                               PUTNAM
                                       PUTNAM                SMALL CAP
                                      RESEARCH                 VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $7,277                  $4,680
 Net realized gain (loss) on
  security transactions                  (36,459)                  4,544
 Net realized gain on
  distributions                               --                  71,473
 Net unrealized appreciation
  (depreciation) of
  investments during the year             58,987                   7,558
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              29,805                  88,255
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --
 Net transfers                           (75,750)                103,785
 Surrenders for benefit
  payments and fees                      (28,395)                (30,554)
 Net loan activity                           624                 (10,410)
 Cost of insurance                       (17,798)                (29,329)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (121,319)                 33,492
                                     -----------            ------------
 Net increase (decrease) in
  net assets                             (91,514)                121,747
NET ASSETS:
 Beginning of year                       701,732               1,098,990
                                     -----------            ------------
 End of year                            $610,218              $1,220,737
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                   PUTNAM
                                     THE GEORGE                UTILITIES
                                     PUTNAM FUND              GROWTH AND                 PUTNAM
                                      OF BOSTON                 INCOME                    VISTA
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $56,848                  $39,121                     $ --
 Net realized gain (loss) on
  security transactions                       133                  (10,292)                (128,625)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              59,876                  123,877                  269,282
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              116,857                  152,706                  140,657
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                       --                       --
 Net transfers                            502,615                   37,386                  (57,231)
 Surrenders for benefit
  payments and fees                       (75,344)                (129,877)                (119,454)
 Net loan activity                         24,819                    6,878                   (4,124)
 Cost of insurance                        (68,597)                 (46,614)                 (31,950)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       383,493                 (132,227)                (212,759)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              500,350                   20,479                  (72,102)
NET ASSETS:
 Beginning of year                      2,505,120                1,792,952                1,294,495
                                    -------------            -------------            -------------
 End of year                           $3,005,470               $1,813,431               $1,222,393
                                    =============            =============            =============


                                   PUTNAM                                       GROWTH AND
                                  VOYAGER                ENTERPRISE               INCOME
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income               $111,380                   $905                 $2,645
 Net realized gain (loss) on
  security transactions            (1,391,417)               (29,470)                   329
 Net realized gain on
  distributions                            --                     --                  5,795
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,873,651                 36,234                 51,265
                               --------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          593,614                  7,669                 60,034
                               --------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                     --
 Net transfers                     (1,009,470)                    --                536,492
 Surrenders for benefit
  payments and fees                (1,216,682)               (30,966)                    17
 Net loan activity                    (39,213)                (2,291)                    --
 Cost of insurance                   (279,779)                (2,913)               (11,915)
                               --------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,545,144)               (36,170)               524,594
                               --------------            -----------            -----------
 Net increase (decrease) in
  net assets                       (1,951,530)               (28,501)               584,628
NET ASSETS:
 Beginning of year                 12,886,609                126,837                130,210
                               --------------            -----------            -----------
 End of year                      $10,935,079                $98,336               $714,838
                               ==============            ===========            ===========

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following Sub-Accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. family: Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, and U.S. Mid Cap Value. Additionally, the Account also invests in the Morgan Stanley Select Dimension fund Sub-Account family: Focus Growth, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, and Equally Weighted S&P 500 Portfolio. Other Sub-Accounts the Account invests in are: the Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager. Finally, the Account invests in the following Van Kampen funds Sub-Accounts:
    Enterprise, and Growth and Income.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The sub-accounts are currently in the accumulation phase.

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the Contracts, as described below:

       a) COST OF INSURANCE CHARGE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated costs of the insured which is dependent on their individual characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company charges. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             $6,642,578     $5,800,405
Hartford Total Return Bond HLS Fund                     1,279,802      1,647,066
Hartford Capital Appreciation HLS Fund                 16,709,905     10,203,877
Hartford Dividend and Growth HLS Fund                   5,373,250      4,004,811
Hartford Global Advisers HLS Fund                         596,399        580,519
Hartford Global Health HLS Fund                           501,164        296,274
Hartford Global Leaders HLS Fund                          543,675        619,064
Hartford Global Technology HLS Fund                       113,806        124,772
Hartford Disciplined Equity HLS Fund                      123,023        721,541
Hartford High Yield HLS Fund                              883,750        742,157
Hartford Index HLS Fund                                 2,060,504      2,252,812
Hartford International Opportunities HLS Fund           2,486,980      1,854,106
Hartford MidCap HLS Fund                                3,730,994      2,624,204
Hartford Money Market HLS Fund                         11,406,145      9,779,793
Hartford Mortgage Securities HLS Fund                     392,989        449,764
Hartford Small Company HLS Fund                         1,713,984      1,021,134
Hartford Stock HLS Fund                                 3,478,067      4,777,670
Core Plus Fixed Income                                     11,647          5,130
Emerging Markets Debt                                       6,793          6,461
Emerging Markets Equity                                    16,973         14,619
High Yield                                                  4,136          1,207
U.S. Mid Cap Value                                         40,620         18,524
Focus Growth                                                  300        130,134

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENT
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Balanced Growth                                           $19,573        $55,855
Capital Opportunities                                          --         18,678
Developing Growth                                           5,525         11,326
Flexible Income                                            41,416         21,032
Dividend Growth                                            25,802        200,462
Global Equity                                              60,809         86,380
Growth                                                      5,530         44,962
Money Market                                              325,017        268,548
Utilities                                                   8,235         17,987
Equally Weighted S&P 500 Portfolio                         49,674        120,401
Putnam American Government Income                          15,026         77,732
Putnam Diversified Income                                 320,543        449,401
Putnam Global Asset Allocation                            692,902        407,589
Putnam Global Equity                                      306,716        575,996
Putnam Growth and Income                                1,186,027      3,477,054
Putnam Growth Opportunities                                24,302         58,664
Putnam Health Sciences                                     29,588        190,185
Putnam High Yield                                         306,967        450,990
Putnam Income                                             219,986        340,154
Putnam International Growth and Income                    356,069        301,668
Putnam International Equity                               134,659        289,190
Putnam International New Opportunities                    411,648        150,272
Putnam Investors                                           99,285        208,778
Putnam Money Market                                     3,728,614      3,794,777
Putnam New Opportunities                                  222,005      1,322,665
Putnam New Value                                          477,396        543,196
Putnam OTC & Emerging Growth                               52,741         58,805
Putnam Research                                             4,952         60,363
Putnam Small Cap Value                                    348,554        277,179
Putnam The George Putnam Fund of Boston                   288,855        434,540
Putnam Utilities Growth and Income                        115,247        271,130
Putnam Vista                                               55,004        174,845
Putnam Voyager                                             81,902      1,652,371
Enterprise                                                    415         32,413
Growth and Income                                          67,734         41,633
                                                    -------------  -------------
                                                      $68,206,202    $64,163,265
                                                    =============  =============

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMD         (DECREASE)
---------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   470,190   2,438,393        (1,968,203)
Hartford Total Return Bond HLS Fund          467,633     862,754          (395,121)
Hartford Capital Appreciation HLS Fund       806,603   2,406,688        (1,600,085)
Hartford Dividend and Growth HLS Fund        679,432   1,399,312          (719,880)
Hartford Global Advisers HLS Fund            141,698     290,560          (148,862)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMD         (DECREASE)
---------------------------------------------------------------------------------------
Hartford Global Health HLS Fund               93,390     147,418           (54,028)
Hartford Global Leaders HLS Fund             113,607     310,979          (197,372)
Hartford Global Technology HLS Fund          199,215     226,858           (27,643)
Hartford Disciplined Equity HLS Fund          79,917     534,116          (454,199)
Hartford High Yield HLS Fund                 343,330     504,884          (161,554)
Hartford Index HLS Fund                      239,528     792,711          (553,183)
Hartford International Opportunities HLS
 Fund                                        570,185   1,083,468          (513,283)
Hartford MidCap HLS Fund                     156,273     703,179          (546,906)
Hartford Money Market HLS Fund             7,625,991   6,863,728           762,263
Hartford Mortgage Securities HLS Fund         67,674     279,780          (212,106)
Hartford Small Company HLS Fund              134,755     438,787          (304,032)
Hartford Stock HLS Fund                      416,138   1,858,990        (1,442,852)
Core Plus Fixed Income                           226         346              (120)
Emerging Markets Debt                             69         348              (279)
Emerging Markets Equity                          660         965              (305)
High Yield                                        --          98               (98)
U.S. Mid Cap Value                               374       1,024              (650)
Focus Growth                                   1,046       7,663            (6,617)
Balanced Growth                                1,900       4,849            (2,949)
Capital Opportunities                             --       1,350            (1,350)
Developing Growth                                227         505              (278)
Flexible Income                                   --       1,512            (1,512)
Dividend Growth                                7,022      19,328           (12,306)
Global Equity                                  3,066       7,610            (4,544)
Growth                                           343       2,914            (2,571)
Money Market                                 224,313     198,866            25,447
Utilities                                         81         737              (656)
Equally Weighted S&P 500 Portfolio               426       4,831            (4,405)
Putnam American Government Income              1,044       6,797            (5,753)
Putnam Diversified Income                     13,428      26,904           (13,476)
Putnam Global Asset Allocation                30,291      23,936             6,355
Putnam Global Equity                          19,827      33,464           (13,637)
Putnam Growth and Income                      48,512     156,606          (108,094)
Putnam Growth Opportunities                    7,763      14,947            (7,184)
Putnam Health Sciences                         2,285      14,283           (11,998)
Putnam High Yield                              6,903      23,188           (16,285)
Putnam Income                                 11,712      24,083           (12,371)
Putnam International Growth and Income        15,160      14,272               888
Putnam International Equity                    7,843      14,665            (6,822)
Putnam International New Opportunities        24,235      10,829            13,406
Putnam Investors                               7,923      18,496           (10,573)
Putnam Money Market                        2,416,349   2,532,146          (115,797)
Putnam New Opportunities                      19,343      63,876           (44,533)
Putnam New Value                              13,309      27,208           (13,899)
Putnam OTC & Emerging Growth                   9,659      10,810            (1,151)
Putnam Research                                  468       4,521            (4,053)
Putnam Small Cap Value                         7,748      10,180            (2,432)
Putnam The George Putnam Fund of Boston       18,428      41,841           (23,413)

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMD         (DECREASE)
---------------------------------------------------------------------------------------
Putnam Utilities Growth and Income             6,673      14,709            (8,036)
Putnam Vista                                   6,416      12,751            (6,335)
Putnam Voyager                                18,579      79,069           (60,490)
Enterprise                                        --       3,433            (3,433)
Growth and Income                                803       2,566            (1,763)

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   996,675   4,392,653        (3,395,978)
Hartford Total Return Bond HLS Fund          800,291     888,503           (88,212)
Hartford Capital Appreciation HLS Fund     1,195,824   2,948,588        (1,752,764)
Hartford Dividend and Growth HLS Fund      1,039,261   1,476,716          (437,455)
Hartford Global Advisers HLS Fund            459,727     465,087            (5,360)
Hartford Global Health HLS Fund              323,372     217,940           105,432
Hartford Global Leaders HLS Fund             163,242     429,682          (266,440)
Hartford Global Technology HLS Fund          402,516     618,903          (216,387)
Hartford Disciplined Equity HLS Fund         363,755     440,923           (77,168)
Hartford High Yield HLS Fund               1,635,738   2,007,886          (372,148)
Hartford Index HLS Fund                      258,667     984,426          (725,759)
Hartford International Opportunities HLS
 Fund                                        817,040   1,167,554          (350,514)
Hartford MidCap HLS Fund                     564,060     621,862           (57,802)
Hartford Money Market HLS Fund             8,318,170   9,754,409        (1,436,239)
Hartford Mortgage Securities HLS Fund        172,197     410,818          (238,621)
Hartford Small Company HLS Fund              419,920     725,843          (305,923)
Hartford Stock HLS Fund                      401,942   2,554,386        (2,152,444)
Core Plus Fixed Income                           398         355                43
Emerging Markets Debt                            401          78               323
Emerging Markets Equity                        7,734       1,240             6,494
High Yield                                     1,492       1,165               327
U.S. Mid Cap Value                             4,299       2,904             1,395
American Opportunities                         2,696      17,658           (14,962)
Balanced Growth                                1,064      14,628           (13,564)
Capital Opportunities                            888       4,041            (3,153)
Developing Growth                                897         196               701
Flexible Income                                4,525       7,839            (3,314)
Dividend Growth                                4,263      30,531           (26,268)
Global Equity                                  3,871      12,183            (8,312)
Growth                                            33       2,332            (2,299)
Money Market                                 210,044     252,769           (42,725)
Utilities                                        475       3,381            (2,906)
Equally Weighted S&P 500 Portfolio             8,287       7,449               838
Putnam American Government Income              3,181       4,514            (1,333)
Putnam Diversified Income                     31,836      31,600               236
Putnam Global Asset Allocation                17,397      10,724             6,673
Putnam Global Equity                          13,369      41,134           (27,765)
Putnam Growth and Income                      56,827     169,043          (112,216)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Putnam Growth Opportunities                    2,102       8,455            (6,353)
Putnam Health Sciences                        16,076      17,799            (1,723)
Putnam High Yield                             16,145      49,885           (33,740)
Putnam Income                                 13,532      42,690           (29,158)
Putnam International Growth and Income        28,538      10,358            18,180
Putnam International Equity                   25,539      34,671            (9,132)
Putnam International New Opportunities        14,923      27,362           (12,439)
Putnam Investors                              53,455      32,545            20,910
Putnam Money Market                        2,088,943   2,060,533            28,410
Putnam New Opportunities                      15,523      82,272           (66,749)
Putnam New Value                              38,584      20,196            18,388
Putnam OTC & Emerging Growth                   4,583      10,235            (5,652)
Putnam Research                                2,495      11,535            (9,040)
Putnam Small Cap Value                        17,535      16,018             1,517
Putnam The George Putnam Fund of Boston       51,025      22,457            28,568
Putnam Utilities Growth and Income             9,533      15,017            (5,484)
Putnam Vista                                   1,834      14,900           (13,066)
Putnam Voyager                                39,561     141,597          (102,036)
Enterprise                                     3,682       7,965            (4,283)
Growth and Income                             37,156         797            36,359

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges       22,426,670     $3.038525     $68,143,999
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       24,394,873      2.744755      66,957,951
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       27,790,851      2.559546      71,131,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       30,024,299      2.470000      74,075,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       31,075,583      2.082167      64,704,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges           --              2.36%             10.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.19%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.04%              3.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.45%             18.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              2.94%            (13.79)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges        4,704,653     $2.347470     $11,044,031
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        5,099,774      2.239891      11,422,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        5,187,986      2.186354      11,342,774
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        6,003,539      2.089729      12,545,769
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        6,894,897      1.937703      13,360,262
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2006  Lowest contract charges       19,058,450      5.894847     112,346,647
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       20,658,535      5.054968     104,428,232
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       22,411,299      4.374875      98,046,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       23,890,149      3.665144      87,560,835
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       25,229,072      2.574254      64,946,039
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2006  Lowest contract charges           --              4.81%              4.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.40%              2.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.65%              4.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.32%              7.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.54%             10.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2006  Lowest contract charges           --              1.35%             16.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.95%             15.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.34%             19.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.61%             42.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.61%            (19.70)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2006  Lowest contract charges       11,110,780     $4.475067     $49,721,483
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,830,660      3.718055      43,987,046
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       12,268,115      3.508926      43,047,906
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       12,804,472      3.121238      39,965,804
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       13,171,221      2.461617      32,422,502
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges        2,307,277      2.357673       5,439,805
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,456,139      2.166266       5,320,651
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        2,461,499      2.095658       5,158,461
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,463,733      1.858727       4,579,406
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,789,870      1.520294       4,241,422
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2006  Lowest contract charges           --              1.78%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.88%              5.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.37%             12.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.51%             26.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.46%            (14.23)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges           --              2.92%              8.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.74%              3.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.02%             12.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.78%             22.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.05%             (8.95)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges          995,499     $2.342113      $2,331,570
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,049,527      2.106484       2,210,810
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          944,095      1.873649       1,768,902
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          980,985      1.660986       1,629,402
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,110,242      1.255377       1,393,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges        2,468,673      2.341452       5,780,280
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,666,045      2.051298       5,468,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        2,932,485      1.999529       5,863,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        3,005,212      1.677666       5,041,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,859,097      1.237460       3,538,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges           --              0.06%             11.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.08%             12.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.06%             12.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.15%             32.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.01%            (16.97)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges           --              0.78%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.79%              2.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.54%             19.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.45%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.90%            (19.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2006  Lowest contract charges        1,274,971     $0.596065        $759,966
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,302,614      0.540136         703,589
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,519,001      0.485938         738,140
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,375,245      0.479464       1,138,845
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,271,281      0.296887         377,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges        2,728,017      1.534766       4,186,868
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        3,182,216      1.364817       4,343,142
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        3,259,384      1.280563       4,173,846
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        3,158,005      1.181232       3,730,337
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,939,354      0.916970       2,695,300
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2006  Lowest contract charges           --                --              10.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.30%             11.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               1.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              61.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (38.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges           --              1.05%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.17%              6.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.12%              8.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.30%             28.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.38%            (24.65)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges        1,844,259     $1.577177      $2,908,722
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,005,813      1.418734       2,845,715
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        2,377,961      1.389186       3,303,430
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,011,767      1.293429       2,602,079
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,157,042      1.049984       1,214,875
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges        3,612,918      3.568711      12,893,460
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        4,166,101      3.090987      12,877,365
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        4,891,860      2.957797      14,469,128
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        5,327,502      2.679318      14,274,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        5,622,925      2.091070      11,757,929
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges           --             13.75%             11.17%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              6.85%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.78%              7.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.99%             23.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.68%             (6.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges           --              1.63%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.82%              4.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.25%             10.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.42%             28.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.04%            (22.45)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        7,038,061     $2.579956     $18,157,888
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        7,551,344      2.072937      15,653,461
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        7,901,858      1.808530      14,290,748
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        8,593,865      1.531589      13,162,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        8,927,277      1.150742      10,272,993
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges        4,694,384      4.332044      20,336,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        5,241,290      3.876783      20,319,345
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        5,299,092      3.319648      17,591,120
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        5,575,022      2.851031      15,894,559
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        5,404,704      2.070898      11,192,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges           --              2.66%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              14.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.72%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.95%             33.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.94%            (17.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges           --              1.04%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.41%             16.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.27%             16.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.26%             37.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.12%            (14.22)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges      6,689,350      $1.582094      $10,583,180
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      5,927,087       1.511024        8,955,972
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      7,363,326       1.469229       10,818,413
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     10,176,397       1.455498       14,811,724
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges     13,056,280       1.444692       18,862,304
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges      1,703,123       2.110349        3,594,184
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,915,229       2.016124        3,861,338
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      2,153,850       1.969592        4,242,205
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      2,715,331       1.891653        5,136,465
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges      3,049,206       1.849328        5,638,983
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges      3,541,661       2.690105        9,527,439
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      3,845,693       2.350961        9,041,075
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      4,151,616       1.942819        8,065,839
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      4,630,934       1.731858        8,020,119
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges      4,475,060       1.111104        4,972,257
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges         --              4.61%              4.70%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.79%              2.85%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.91%              0.94%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.76%              0.75%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              1.43%              1.47%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2006  Lowest contract charges         --             10.18%              4.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              3.97%              2.36%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              4.88%              4.12%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              3.46%              2.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              2.99%              8.16%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges         --              0.18%             14.43%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              21.01%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              12.18%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              55.87%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (30.23)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges     13,917,653      $3.547476      $49,372,541
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     15,360,505       3.094087       47,526,739
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     17,512,949       2.822556       49,431,280
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     19,126,871       2.709579       51,825,769
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges     20,678,298       2.142421       44,301,621
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
CORE PLUS FIXED INCOME
 2006  Lowest contract charges         12,123      15.250145          184,875
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         12,243      14.701623          179,995
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         12,200      14.107162          172,106
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges          9,258      13.516810          125,145
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges          7,772      12.917624          100,395
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
EMERGING MARKETS DEBT
 2006  Lowest contract charges          2,739      20.578918           56,365
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          3,018      18.571837           56,059
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges          2,695      16.544990           44,590
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges          3,068      15.032434           46,117
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges          2,579      11.756556           30,322
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges         --              1.32%             14.65%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              1.84%              9.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              1.07%              4.17%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              1.19%             26.47%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              0.98%            (24.25)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
CORE PLUS FIXED INCOME
 2006  Lowest contract charges         --              4.06%              3.73%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              3.59%              4.21%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              3.91%              4.37%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.06%              4.64%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --             10.00%              7.33%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
EMERGING MARKETS DEBT
 2006  Lowest contract charges         --              8.22%             10.81%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              7.99%             12.25%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              7.26%             10.06%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              27.86%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              7.03%              9.22%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
EMERGING MARKETS EQUITY
 2006  Lowest contract charges         12,884     $18.417253         $237,288
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         13,189      13.429264          177,122
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges          6,695      10.032886           67,174
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges          3,550       8.149283           28,930
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges            984       5.444873            5,359
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HIGH YIELD
 2006  Lowest contract charges          4,117      12.883561           53,040
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          4,215      11.860975           49,997
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges          3,888      11.736908           45,632
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges          6,810      10.720110           73,008
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges          5,577       8.527710           47,563
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
U.S. MID CAP VALUE
 2006  Lowest contract charges         14,844      20.585165          305,564
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         15,494      17.055191          264,259
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         14,099      15.186086          214,102
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         10,428      13.252290          138,195
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges         10,066       9.365069           94,270
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
EMERGING MARKETS EQUITY
 2006  Lowest contract charges         --              0.75%             37.14%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.41%             33.85%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.86%             23.11%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              49.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --              (8.90)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
HIGH YIELD
 2006  Lowest contract charges         --              8.09%              8.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              8.33%              1.06%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              4.72%              9.49%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              25.71%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              9.76%             (7.27)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
U.S. MID CAP VALUE
 2006  Lowest contract charges         --              0.28%             20.70%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.33%             12.31%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.03%             14.59%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              41.51%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (28.02)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges         65,187     $20.400275       $1,329,841
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         71,804      20.324700        1,459,386
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         86,766      17.767675        1,541,631
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         94,842      16.406871        1,556,058
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges        105,212      13.607641        1,431,680
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
BALANCED GROWTH
 2006  Lowest contract charges         11,332      20.491033          232,197
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         14,281      18.186018          259,719
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         27,845      16.806732          467,981
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         28,681      15.150756          434,541
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges         28,000      12.642665          353,996
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges         14,991      14.291226          214,236
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         16,341      13.250214          216,526
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         19,494      10.806107          210,650
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         21,573       8.814613          190,157
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges         21,232       6.223411          132,133
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
FOCUS GROWTH
 2006  Lowest contract charges         --              0.02%              0.37%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.68%             14.39%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.35%              8.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.37%             20.57%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              0.68%            (21.56)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
BALANCED GROWTH
 2006  Lowest contract charges         --              2.56%             12.68%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.00%              8.21%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              2.31%             10.93%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              2.50%             19.84%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              2.70%            (11.49)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
CAPITAL OPPORTUNITIES
 2006  Lowest contract charges         --                --               7.86%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              22.62%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              22.59%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              41.64%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (43.82)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges          7,787     $24.238594         $188,753
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          8,065      21.896791          176,606
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges          7,364      18.448628          135,851
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges          8,711      15.083435          131,397
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges         11,639      10.667202          124,161
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
FLEXIBLE INCOME
 2006  Lowest contract charges         46,088      14.285383          658,381
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         47,600      13.507314          642,943
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         50,914      13.129524          668,477
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         52,251      12.270686          641,157
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges         55,699      10.806902          601,930
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
DIVIDEND GROWTH
 2006  Lowest contract charges        110,893      17.843652        1,978,733
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        123,199      16.039749        1,976,087
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        149,467      15.193110        2,270,875
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        160,315      14.030633        2,249,324
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2002  Lowest contract charges        168,509      10.984402        1,850,967
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
DEVELOPING GROWTH
 2006  Lowest contract charges         --                --              10.70%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --              18.69%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              22.31%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              41.40%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --                --             (27.73)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
FLEXIBLE INCOME
 2006  Lowest contract charges         --              6.39%              5.76%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              7.23%              2.88%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              8.26%              7.00%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              5.07%             13.55%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              4.92%              9.00%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
DIVIDEND GROWTH
 2006  Lowest contract charges         --              1.33%             11.25%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              1.24%              5.57%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              1.58%              8.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              1.87%             27.73%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2002  Lowest contract charges         --              1.93%            (17.92)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges           34,619    $19.484866        $674,554
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           39,163     16.024963         627,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           47,475     14.483351         687,593
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           47,895     13.389744         641,305
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           60,764      9.939417         603,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
GROWTH
 2006  Lowest contract charges           11,390     16.028459         182,571
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           13,961     15.420783         215,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           16,260     13.344982         216,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           16,720     12.398168         207,298
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           19,834      9.769666         193,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MONEY MARKET
 2006  Lowest contract charges          374,821      1.384352         518,884
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          349,374      1.323563         462,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          391,999      1.288328         505,023
    Highest contract charges                100     13.029341           1,303
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          433,726      1.277332         554,012
    Highest contract charges                100     12.918056           1,292
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          820,663      1.269121       1,041,520
    Highest contract charges                100     12.834847           1,283
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
GLOBAL EQUITY
 2006  Lowest contract charges           --              0.76%             21.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.63%             10.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.25%              8.17%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.40%             34.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.08%            (17.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
GROWTH
 2006  Lowest contract charges           --                --               3.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.37%             15.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.21%              7.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              27.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (27.84)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MONEY MARKET
 2006  Lowest contract charges           --              4.51%              4.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.67%              2.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.84%              0.86%
    Highest contract charges             --              0.87%              0.86%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.66%              0.65%
    Highest contract charges             --              0.67%              0.65%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.34%              1.34%
    Highest contract charges             --              2.85%              2.09%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
UTILITIES
 2006  Lowest contract charges           12,269    $26.438573        $324,384
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,925     21.940146         283,569
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           15,831     18.868919         298,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           16,993     15.163205         257,671
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           16,265     12.586473         204,722
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2006  Lowest contract charges           23,535     26.855108         632,040
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           27,940     23.212713         648,571
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           27,102     21.530181         583,503
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           27,011     18.457812         498,557
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           27,971     13.458791         376,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM AMERICAN GOVERNMENT INCOME
 2006  Lowest contract charges           23,617     13.971408         329,966
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           29,370     13.498218         396,449
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           30,703     13.278935         407,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           30,779     12.910807         397,388
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           68,376     12.681507         867,108
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
UTILITIES
 2006  Lowest contract charges           --              2.09%             20.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.10%             16.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.24%             24.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.56%             20.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.09%            (20.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2006  Lowest contract charges           --              1.20%             15.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.92%              7.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.82%             16.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.16%             37.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.20%            (15.97)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM AMERICAN GOVERNMENT INCOME
 2006  Lowest contract charges           --              4.49%              3.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.42%              1.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.15%              2.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              5.07%              1.81%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.74%              9.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges          123,947    $22.484543      $2,786,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          137,423     21.091693       2,898,478
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          137,187     20.422440       2,801,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          149,971     18.636774       2,794,970
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          156,465     15.495559       2,424,514
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges          177,509     27.055155       4,802,543
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          171,154     23.934625       4,096,513
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          164,481     22.327141       3,672,397
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          166,271     20.435620       3,397,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          171,870     16.745232       2,878,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM GLOBAL EQUITY
 2006  Lowest contract charges          219,465     25.641210       5,627,346
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          233,102     20.761364       4,839,508
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          260,867     19.031328       4,964,652
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          316,094     16.703191       5,279,782
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          345,434     12.894160       4,454,087
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 2006  Lowest contract charges           --              5.82%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.50%              3.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              9.35%              9.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              8.89%             20.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              8.92%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM GLOBAL ASSET ALLOCATION
 2006  Lowest contract charges           --              2.85%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.37%              7.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.11%              9.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.02%             22.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              2.07%            (12.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM GLOBAL EQUITY
 2006  Lowest contract charges           --              0.58%             23.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.04%              9.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.35%             13.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.23%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.33%            (22.16)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges          767,243    $34.611500     $26,555,429
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          875,337     29.788039      26,074,561
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          987,553     28.235522      27,884,066
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,049,562     25.353942      26,610,522
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,120,364     19.855302      22,245,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract charges           37,929      5.040179         191,171
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           45,113      4.634772         209,088
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           51,466      4.441887         228,606
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           40,778      4.351514         177,447
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           23,349      3.524438          82,291
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM HEALTH SCIENCES
 2006  Lowest contract charges           48,100     14.014657         674,100
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           60,098     13.597890         817,201
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           61,821     11.981057         740,678
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           64,962     11.165587         725,340
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           64,597      9.398432         607,113
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM GROWTH AND INCOME
 2006  Lowest contract charges           --              1.82%             16.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.82%              5.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.78%             11.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.05%             27.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              2.40%            (18.79)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM GROWTH OPPORTUNITIES
 2006  Lowest contract charges           --              0.33%              8.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.88%              4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.14%              2.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              23.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (29.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM HEALTH SCIENCES
 2006  Lowest contract charges           --              0.52%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.33%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.38%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.76%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.08%            (20.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM HIGH YIELD
 2006  Lowest contract charges          113,802    $23.192902      $2,639,398
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          130,087     20.970167       2,727,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          163,827     20.267647       3,320,387
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          198,039     18.260697       3,616,336
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          180,708     14.394905       2,601,277
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM INCOME
 2006  Lowest contract charges          132,845     21.046732       2,795,949
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          145,216     20.077886       2,915,634
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          174,374     19.569485       3,412,410
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          192,378     18.687237       3,595,008
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          193,416     17.849113       3,452,310
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM HIGH YIELD
 2006  Lowest contract charges           --              7.96%             10.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.62%              3.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              8.76%             10.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --             10.06%             26.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --             12.94%             (0.54)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM INCOME
 2006  Lowest contract charges           --              4.60%              4.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.37%              2.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.23%              4.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.61%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.08%              8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND
 INCOME
 2006  Lowest contract charges           77,937    $28.147582      $2,193,745
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           77,049     22.054416       1,699,279
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           58,869     19.289415       1,135,555
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           59,317     15.900707         943,190
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           64,411     11.491612         740,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges           70,276     28.370120       1,993,741
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           77,098     22.156684       1,708,242
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           86,230     19.702832       1,698,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           93,581     16.914447       1,582,868
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          107,426     13.123486       1,409,810
    Highest contract charges                192      7.174953           1,379
    Remaining contract charges               --            --              --
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract charges           62,060     20.274851       1,258,251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           48,654     16.037270         780,271
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           61,093     13.517211         825,802
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           59,984     11.896097         713,576
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           68,213      8.904884         607,426
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND
 INCOME
 2006  Lowest contract charges           --              1.33%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.06%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.42%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.79%             38.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.73%            (13.67)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM INTERNATIONAL EQUITY
 2006  Lowest contract charges           --              0.83%             28.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.65%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.69%             16.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.12%             28.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.90%            (17.52)%
    Highest contract charges             --              1.46%             (9.63)%
    Remaining contract charges           --                --
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES
 2006  Lowest contract charges           --              1.40%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.89%             18.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.14%             13.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.59%             33.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.96%            (13.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract charges          186,615    $12.623661      $2,355,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          197,188     11.050540       2,179,029
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          176,278     10.135402       1,786,643
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          180,252      8.963743       1,615,729
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          177,022      7.044133       1,246,964
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM MONEY MARKET
 2006  Lowest contract charges        1,553,580      1.573356       2,444,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,669,377      1.503712       2,510,261
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,640,967      1.462932       2,400,624
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,192,727      1.449740       3,178,885
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,611,021      1.438812       3,756,769
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract charges          293,989     26.460092       7,778,978
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          338,522     24.314541       8,231,011
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          405,271     22.039208       8,931,849
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          456,950     19.932233       9,108,036
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          516,551     15.020269       7,758,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM INVESTORS
 2006  Lowest contract charges           --              0.64%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.08%              9.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.68%             13.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.65%             27.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.43%            (23.68)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM MONEY MARKET
 2006  Lowest contract charges           --              4.55%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.76%              2.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.88%              0.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.76%              0.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.43%              1.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM NEW OPPORTUNITIES
 2006  Lowest contract charges           --              0.18%              8.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.36%             10.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              10.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              32.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (30.29)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM NEW VALUE
 2006  Lowest contract charges          132,467    $25.527967      $3,381,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          146,366     21.952717       3,213,136
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          127,978     20.683788       2,647,066
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          117,270     17.865648       2,095,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          113,872     13.446851       1,531,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract charges           33,646      7.457153         250,904
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           34,797      6.618474         230,304
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           40,449      6.123350         247,686
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           56,837      5.618120         319,318
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           74,312      4.132761         307,112
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM RESEARCH
 2006  Lowest contract charges           38,902     15.857617         616,891
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           42,955     14.205832         610,218
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           51,995     13.496215         701,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           58,834     12.520833         736,649
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           75,276      9.961695         749,872
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM NEW VALUE
 2006  Lowest contract charges           --              1.26%             16.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.04%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.98%             15.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.35%             32.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.20%            (15.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM OTC & EMERGING GROWTH
 2006  Lowest contract charges           --                --              12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               8.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              35.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (32.06)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM RESEARCH
 2006  Lowest contract charges           --              0.82%             11.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.15%              5.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.16%              7.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.55%             25.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.82%            (22.06)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges           42,151    $32.193576      $1,357,004
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           44,583     27.381200       1,220,737
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           43,066     25.518994       1,098,990
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           40,584     20.166495         818,433
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           47,202     13.438856         634,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges          194,107     15.506427       3,009,902
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          217,520     13.816978       3,005,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          188,952     13.257959       2,505,120
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          170,016     12.221620       2,077,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          137,579     10.414377       1,432,803
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges           --              0.52%             17.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.39%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.53%             26.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.56%             50.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.13%            (18.06)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2006  Lowest contract charges           --              2.74%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.08%              4.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.02%              8.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.40%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.97%             (8.57)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract charges           63,067    $32.469341      $2,047,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           71,103     25.504267       1,813,431
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           76,587     23.410550       1,792,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           83,469     19.209439       1,603,396
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          100,425     15.367282       1,543,267
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VISTA
 2006  Lowest contract charges           62,018     18.907129       1,172,584
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           68,353     17.883418       1,222,393
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           81,419     15.899186       1,294,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           94,040     13.371508       1,257,457
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           98,174     10.022314         983,928
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME
 2006  Lowest contract charges           --              3.24%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.14%              8.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.46%             21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.22%             25.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.76%            (23.83)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VISTA
 2006  Lowest contract charges           --                --               5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              12.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              33.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (30.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract charges          350,232    $28.142665      $9,856,454
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          410,722     26.624008      10,935,079
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          512,758     25.131933      12,886,609
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          577,222     23.858769      13,771,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          635,753     19.062700      12,119,163
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ENTERPRISE
 2006  Lowest contract charges            7,410      9.710710          71,958
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           10,843      9.068765          98,336
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           15,126      8.385322         126,837
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           14,990      8.058783         120,802
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges           16,588      6.402052         106,195
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VOYAGER
 2006  Lowest contract charges           --              0.38%              5.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.97%              5.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.47%              5.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.65%             25.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.90%            (26.34)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ENTERPRISE
 2006  Lowest contract charges           --              0.53%              7.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.84%              8.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.38%              4.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.50%             25.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.51%            (29.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges           43,705    $18.274294        $798,684
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           45,468     15.721903         714,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            9,109     14.294427         130,210
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            4,002     12.497549          50,021
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges            3,639      9.761485          35,526
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges           --              1.14%             16.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.53%              9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.55%             14.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.90%             28.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.80%            (13.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions, ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions, ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Modified Single Premium Variable Life Insurance Policy.(1)
(e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83650, filed on April 28, 1995.

(2) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83650 filed on April 30, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, file No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, File No. 333-36349, filed on April 14, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29:  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account

     Ten Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company of America - Separate Account One

     Servus Life Insurance Company of America - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Tamara L. Fagely                Chief Financial Officer
Stephen T. Joyce                Senior Vice President
Thomas A. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Executive Vice President, Director
William Wilcox                  Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra, President, Chief           Jerry K. Scheinfeldt
       Executive Officer and Chairman of           Attorney-in-Fact
       the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra, President, Chief
       Executive Officer and Chairman of
       the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
 Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President, Director*                  Jerry K. Scheinfeldt
                                                                          Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 9, 2007
 Investment Officer, Director*

333-36367

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.